UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Item 1: Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund

Schedule of Investments (unaudited)

As of February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
California (99.7%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Branson School) VRDO	0.630%	3/7/17 LOC	21,300	21,300
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	0.640%	3/7/17 LOC	7,000	7,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village
Apartments) VRDO	0.580%	3/7/17 LOC	30,700	30,700
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Public Policy Institute)
VRDO	0.640%	3/7/17 LOC	12,705	12,705
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	0.670%	3/7/17 LOC	5,485	5,485
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.670%	3/7/17	13,330	13,330
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.680%	3/7/17	3,700	3,700
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.590%	3/7/17 LOC	5,000	5,000
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	9,865	9,935
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	15,460	15,570
1 California Educational Facilities Authority
Revenue (California Institute of Technology)
TOB VRDO	0.670%	3/7/17	3,365	3,365
California Educational Facilities Authority
Revenue (California Institute of Technology)
VRDO	0.650%	3/7/17	55,800	55,800
California Educational Facilities Authority
Revenue (Stanford Hospital) CP	0.730%	3/8/17	7,550	7,550
California Educational Facilities Authority
Revenue (Stanford Hospital) CP	0.700%	4/12/17	36,550	36,550
California Educational Facilities Authority
Revenue (Stanford University) CP	0.720%	3/8/17	30,000	30,000
California Educational Facilities Authority
Revenue (Stanford University) CP	0.720%	3/8/17	1,200	1,200
California Educational Facilities Authority
Revenue (Stanford University) CP	0.760%	4/5/17	40,000	40,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.670%	3/7/17	3,000	3,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.670%	3/7/17	8,000	8,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.670%	3/7/17	3,590	3,590
1 California Educational Facilities Authority
Revenue (Stanford University) VRDO	0.590%	3/7/17	10,900	10,900

1 California Educational Facilities Authority
Revenue (Stanford University) VRDO	0.590%	3/7/17	14,600	14,600
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.620%	3/7/17 LOC	21,050	21,050
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.620%	3/7/17 LOC	4,100	4,100
California GO CP	0.690%	3/7/17 LOC	8,000	8,000
California GO CP	0.730%	3/7/17 LOC	13,525	13,525
California GO CP	0.680%	4/5/17	10,000	10,000
1 California GO TOB VRDO	0.660%	3/7/17	4,200	4,200
1 California GO TOB VRDO	0.670%	3/7/17	2,370	2,370
1 California GO TOB VRDO	0.670%	3/7/17	6,815	6,815
California GO VRDO	0.590%	3/7/17 LOC	7,700	7,700
California GO VRDO	0.590%	3/7/17 LOC	13,800	13,800
California GO VRDO	0.600%	3/7/17 LOC	10,000	10,000
California GO VRDO	0.600%	3/7/17 LOC	7,815	7,815
California GO VRDO	0.630%	3/7/17 LOC	10,000	10,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)
VRDO	0.450%	3/1/17 LOC	2,050	2,050
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.600%	3/7/17 LOC	6,725	6,725
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.610%	3/7/17 LOC	41,000	41,000
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.700%	3/7/17 LOC	14,000	14,000
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.630%	3/7/17 LOC	9,525	9,525
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.630%	3/7/17 LOC	2,400	2,400
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.630%	3/7/17 LOC	22,345	22,345
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.660%	3/7/17	3,375	3,375
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.670%	3/7/17	6,665	6,665
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.760%	3/7/17	7,705	7,705
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.760%	3/7/17	2,060	2,060
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.630%	3/7/17	14,200	14,200
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.630%	3/7/17	42,300	42,300
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.590%	3/7/17 LOC	8,000	8,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.670%	3/7/17	3,750	3,750
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.670%	3/7/17	16,400	16,400

1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.670%	3/7/17	9,715	9,715
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.670%	3/7/17	6,650	6,650
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.650%	3/7/17 LOC	2,015	2,015
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.420%	3/1/17 LOC	300	300
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.560%	3/1/17 LOC	1,800	1,800
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	0.690%	3/7/17 LOC	4,000	4,000
California Municipal Finance Authority
Multifamily Housing Revenue (Copper Square
Apartments) VRDO	0.610%	3/7/17 LOC	2,735	2,735
California Municipal Finance Authority Pollution
Control Revenue (Chevron USA Inc. Project)
VRDO	0.490%	3/1/17	4,400	4,400
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.490%	3/1/17	31,680	31,680
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.470%	3/1/17 LOC	17,300	17,300
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.540%	3/1/17 LOC	49,650	49,650
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.600%	3/1/17 LOC	19,500	19,500
California State University Institute CP	0.830%	5/2/17 LOC	10,000	10,000
California State University Institute CP	0.830%	5/2/17	4,340	4,340
1 California State University Revenue Systemwide
TOB VRDO	0.790%	3/7/17 (Prere.)	20,475	20,475
1 California State University Systemwide Revenue
TOB VRDO	0.670%	3/7/17	7,160	7,160
1 California State University Systemwide Revenue
TOB VRDO	0.730%	3/7/17 (Prere.)	4,775	4,775
1 California State University Systemwide Revenue
TOB VRDO	0.780%	3/7/17	5,685	5,685
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	0.670%	3/7/17 LOC	11,205	11,205
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.610%	3/7/17 LOC	26,955	26,955
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.580%	3/7/17 LOC	11,900	11,900
California Statewide Communities Development
Authority Pollution Control Revenue (Chevron
USA Inc. Project) VRDO	0.490%	3/1/17	2,000	2,000
California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.630%	3/7/17 LOC	40,200	40,200

	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente) CP	0.790%	4/6/17	16,250	16,250
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	0.600%	3/7/17	21,500	21,500
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	0.630%	3/7/17	9,600	9,600
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	0.630%	3/7/17	6,300	6,300
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	0.630%	3/7/17	16,310	16,310
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	0.630%	3/7/17	10,200	10,200
	California Statewide Communities Development
	Authority Revenue (Scripps Health) VRDO	0.610%	3/7/17 LOC	8,200	8,200
1	California Statewide Communities Development
	Authority Revenue (St. Joseph Health
	System) TOB VRDO	0.700%	3/7/17 (Prere.)	57,233	57,233
1	California Statewide Communities Development
	Authority Revenue (Sutter Health) TOB VRDO	0.670%	3/7/17	8,740	8,740
1	California Statewide Communities Development
	Authority Revenue (Sutter Health) TOB VRDO	0.670%	3/7/17	12,230	12,230
1	California Statewide Communities Development
	Authority Revenue (Sutter Health) TOB VRDO	0.680%	3/7/17	6,270	6,270
1	California Statewide Communities Development
	Authority Revenue (Trinity Health) TOB VRDO	0.670%	3/7/17	2,175	2,175
	Calleguas-Las Virgenes CA Public Financing
	Authority Revenue (Municipal Water District
	Project) VRDO	0.590%	3/7/17 LOC	2,400	2,400
1	Chabot-Las Positas CA Community College
	District GO TOB VRDO	0.670%	3/7/17	8,000	8,000
	Chula Vista CA Multifamily Housing Revenue
	(Teresina Apartments) VRDO	0.550%	3/7/17 LOC	27,940	27,940
	Contra Costa CA Municipal Water District
	Revenue (Extendible) CP	0.790%	10/2/17	14,000	14,000
1,2 Culver City CA Unified School District GO TOB
	PUT	0.710%	3/2/17	4,450	4,450
1	Cupertino CA Union School District GO TOB
	VRDO	0.680%	3/7/17	8,870	8,870
1	Desert CA Community College District GO TOB
	VRDO	0.670%	3/7/17	6,000	6,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.680%	3/1/17	25,000	25,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.740%	3/2/17	38,300	38,300
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.740%	3/7/17	35,000	35,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.710%	4/3/17	10,000	10,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.720%	4/3/17	17,600	17,600
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.700%	4/4/17	10,000	10,000

1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.660%	3/7/17	9,260	9,260
1 Eastern California Municipal Water District
Water & Sewer COP TOB VRDO	0.670%	3/7/17 (Prere.)	1,595	1,595
2 Eastern California Municipal Water District
Water & Sewer Revenue PUT	0.810%	3/13/17	26,575	26,575
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.630%	3/7/17	3,800	3,800
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.450%	3/1/17	3,275	3,275
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.600%	3/7/17	18,700	18,700
Elsinore Valley CA Municipal Water District COP
VRDO	0.640%	3/7/17 LOC	4,400	4,400
Escondido CA Community Development
Multifamily Revenue (Heritage Park
Apartments) VRDO	0.670%	3/7/17 LOC	4,250	4,250
Fremont CA COP VRDO	0.600%	3/7/17 LOC	13,500	13,500
Fremont CA COP VRDO	0.600%	3/7/17 LOC	7,290	7,290
Fremont CA COP VRDO	0.610%	3/7/17 LOC	24,610	24,610
Grossmont CA Healthcare District GO	5.000%	7/15/17 (Prere.)	15,770	16,013
Irvine CA Assessment District No. 00-18
Improvement Revenue VRDO	0.540%	3/1/17 LOC	7,500	7,500
Irvine CA Assessment District No. 94-13
Improvement Revenue (Oak Creek) VRDO	0.540%	3/1/17 LOC	11,385	11,385
Irvine CA Assessment District No. 97-16
Improvement Revenue VRDO	0.540%	3/1/17 LOC	16,368	16,368
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.540%	3/1/17 LOC	18,814	18,814
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.540%	3/1/17 LOC	12,978	12,978
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.540%	3/1/17 LOC	11,516	11,516
2 Irvine CA Ranch Water District Revenue PUT	0.710%	3/7/18	10,000	10,000
2 Irvine CA Ranch Water District Revenue PUT	0.710%	3/7/18	8,290	8,290
Irvine CA Ranch Water District Revenue VRDO	0.450%	3/1/17 LOC	23,650	23,650
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.540%	3/1/17 LOC	27,794	27,794
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.540%	3/1/17 LOC	31,111	31,111
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.450%	3/1/17 LOC	12,616	12,616
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.450%	3/1/17 LOC	7,825	7,825
1 Irvine Ranch CA Water District Revenue TOB
VRDO	0.670%	3/7/17	4,160	4,160
Kern County CA GO	3.000%	5/15/17	10,350	10,397
LA CAP CP	0.700%	4/3/17	5,000	5,000
LA CAP CP	0.780%	4/6/17 LOC	7,290	7,290
Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Livermore
Independent Senior Apartments) VRDO	0.580%	3/7/17 LOC	13,040	13,040
Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Richards Manor)
VRDO	0.670%	3/7/17 LOC	4,770	4,770

1 Long Beach CA Harbor Revenue TOB VRDO	0.670%	3/7/17	4,000	4,000
1 Los Angeles CA Community College District GO
TOB VRDO	0.700%	3/7/17 (Prere.)	15,940	15,940
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.560%	3/7/17 LOC	19,200	19,200
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.670%	3/7/17	2,500	2,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.670%	3/7/17	3,700	3,700
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.670%	3/7/17	4,700	4,700
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.670%	3/7/17	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.690%	3/7/17	2,600	2,600
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.690%	3/7/17	1,470	1,470
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.700%	3/7/17	5,020	5,020
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.700%	3/7/17	6,665	6,665
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.700%	3/7/17	7,545	7,545
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.700%	3/7/17	4,660	4,660
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.720%	3/7/17	18,885	18,885
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.720%	3/7/17	7,980	7,980
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.670%	3/7/17	10,900	10,900
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.670%	3/7/17	6,200	6,200
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.670%	3/7/17	1,150	1,150
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.670%	3/7/17	10,835	10,835
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.670%	3/7/17	4,000	4,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.480%	3/1/17	27,800	27,800
Los Angeles CA Department of Water & Power
Revenue VRDO	0.510%	3/1/17	22,240	22,240
Los Angeles CA Department of Water & Power
Revenue VRDO	0.590%	3/7/17	12,150	12,150
Los Angeles CA Department of Water & Power
Revenue VRDO	0.590%	3/7/17	10,000	10,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.590%	3/7/17	20,600	20,600
Los Angeles CA Department of Water & Power
Revenue VRDO	0.590%	3/7/17	13,200	13,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.600%	3/7/17	4,200	4,200
1 Los Angeles CA Department of Water and
Power Revenue TOB VRDO	0.670%	3/7/17	7,500	7,500

1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.680%	3/7/17 (Prere.)	8,150	8,150
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.720%	3/7/17	2,220	2,220
Los Angeles CA Metropolitan Transportation
Authority CP	0.800%	4/4/17 LOC	1,700	1,700
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	0.650%	3/7/17 LOC	6,050	6,050
Los Angeles CA Multifamily Housing Revenue
(San Regis Project) VRDO	0.670%	3/7/17 LOC	23,600	23,600
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP A4	0.690%	3/22/17	5,500	5,500
Los Angeles CA TRAN	3.000%	6/29/17	100,000	100,698
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,980	7,077
1 Los Angeles CA Unified School District GO TOB
VRDO	0.670%	3/7/17	6,665	6,665
1 Los Angeles CA Unified School District GO TOB
VRDO	0.670%	3/7/17	10,000	10,000
Los Angeles County CA Multifamily Housing
Revenue (Valencia Village Project) VRDO	0.660%	3/7/17 LOC	20,650	20,650
Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.510%	3/1/17 LOC	14,505	14,505
Metropolitan Water District of Southern
California Revenue VRDO	0.490%	3/1/17	300	300
Metropolitan Water District of Southern
California Revenue VRDO	0.590%	3/7/17	34,645	34,645
Metropolitan Water District of Southern
California Revenue VRDO	0.590%	3/7/17	22,000	22,000
Metropolitan Water District of Southern
California Revenue VRDO	0.590%	3/7/17	27,150	27,150
Metropolitan Water District of Southern
California Revenue VRDO	0.600%	3/7/17	8,965	8,965
Modesto CA Multifamily Housing Revenue
(Westdale Commons Apartments) VRDO	0.650%	3/7/17 LOC	3,800	3,800
Modesto CA Water Revenue VRDO	0.630%	3/7/17 LOC	9,850	9,850
1 Mountain View-Whisman CA School District GO
TOB VRDO	0.670%	3/7/17	4,800	4,800
Napa Valley CA Unified School District GO	2.000%	8/1/17	9,135	9,185
1 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.720%	3/7/17 LOC	39,500	39,500
1 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.720%	3/7/17 LOC	40,000	40,000
1 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.730%	3/7/17 LOC	16,200	16,200
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.760%	3/7/17 LOC	12,000	12,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.760%	3/7/17 LOC	9,000	9,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.770%	3/7/17 LOC	24,000	24,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.770%	3/7/17 LOC	41,600	41,600
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.770%	3/7/17 LOC	40,900	40,900
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.780%	3/7/17 LOC	26,800	26,800

Oceanside CA Multifamily Housing Revenue (
Shadow Way Apartments Project) VRDO	0.640%	3/7/17 LOC	7,425	7,425
Orange County CA Apartment Development
Revenue VRDO	0.630%	3/7/17 LOC	9,550	9,550
Palomar Pomerado Health California GO	5.000%	8/1/17 (Prere.)	11,290	11,483
1 Peralta CA Community College District Revenue
TOB VRDO	0.670%	3/7/17	19,645	19,645
Rancho CA Water District Finance Authority
Revenue VRDO	0.600%	3/7/17 LOC	18,000	18,000
1 Regents of the University of California Revenue
TOB VRDO	0.670%	3/7/17	5,125	5,125
1 Regents of the University of California Revenue
TOB VRDO	0.670%	3/7/17	4,109	4,109
1 Regents of the University of California Revenue
TOB VRDO	0.730%	3/7/17 (Prere.)	25,293	25,293
Riverside CA COP VRDO	0.630%	3/7/17 LOC	22,100	22,100
1 Riverside CA Electric Revenue TOB VRDO	0.670%	3/7/17	9,700	9,700
Riverside CA Electric Revenue VRDO	0.630%	3/7/17 LOC	14,775	14,775
Riverside County CA GO	3.000%	6/30/17	33,500	33,748
Riverside County CA Teeter Revenue	3.000%	10/11/17	8,500	8,609
1 Sacramento CA Area Flood Control Agency
Special Assessment Revenue TOB VRDO	0.650%	3/7/17	6,000	6,000
1 Sacramento CA Area Flood Control Agency
Special Assessment Revenue TOB VRDO	0.650%	3/7/17	10,000	10,000
Sacramento CA Municipal Utility District
Revenue CP	0.730%	3/1/17 LOC	35,000	35,000
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.600%	3/7/17	86,100	86,100
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.670%	3/7/17 LOC	12,300	12,300
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.670%	3/7/17 LOC	9,700	9,700
1 San Bernardino CA Community College District
GO TOB VRDO	0.670%	3/7/17	4,620	4,620
1 San Bernardino County CA Transportation
Authority Revenue TOB VRDO	0.670%	3/7/17	12,100	12,100
1 San Diego CA Community College District GO
TOB VRDO	0.660%	3/7/17 (Prere.)	5,710	5,710
1 San Diego CA Community College District GO
TOB VRDO	0.690%	3/7/17 (Prere.)	3,290	3,290
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	0.580%	3/7/17 LOC	9,690	9,690
1 San Diego CA Public Facilities Financing
Authority Sewer Revenue TOB VRDO	0.690%	3/7/17	4,210	4,210
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.670%	3/7/17	3,800	3,800
San Diego CA Unified School District GO	2.000%	6/30/17	36,310	36,466
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.600%	3/7/17	23,100	23,100
1 San Diego County CA Regional Transportation
Commission Sales Tax Revenue TOB VRDO	0.670%	3/7/17	4,445	4,445
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.600%	3/7/17	59,230	59,230
San Diego County CA Water Authority Revenue
(Extendible) CP	0.740%	9/3/17	15,000	15,000

San Diego County CA Water Authority Revenue
(Extendible) CP	0.760%	10/29/17	17,500	17,500
San Diego County CA Water Authority Revenue
(Extendible) CP	0.720%	10/31/17	12,500	12,500
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.670%	3/7/17	10,100	10,100
San Diego County CA Water Authority Revenue
CP	0.730%	3/1/17	12,000	12,000
San Diego County CA Water Authority Revenue
CP	0.700%	3/16/17	5,000	5,000
San Diego Public Facilities CP	0.730%	4/4/17 LOC	2,200	2,200
San Fran City & County Lease Revenue CP	0.770%	4/5/17	17,067	17,067
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/17 (Prere.)	15,000	15,266
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.670%	3/7/17	9,900	9,900
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.670%	3/7/17	3,750	3,750
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.600%	3/7/17 LOC	40,255	40,255
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.600%	3/7/17 LOC	10,185	10,185
San Francisco CA City & County GO	2.000%	6/15/17	47,360	47,535
San Francisco CA City & County International
Airport Revenue VRDO	0.620%	3/7/17 LOC	13,600	13,600
San Francisco CA City & County International
Airport Revenue VRDO	0.640%	3/7/17 LOC	17,900	17,900
San Francisco CA City & County Public Utilities
Commission Sewer Revenue CP	0.730%	3/21/17	10,089	10,089
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.680%	3/7/17 (Prere.)	47,850	47,850
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	0.530%	3/7/17 LOC	45,100	45,100
San Francisco CA Municipal Transportation
Agency Revenue CP	0.740%	3/16/17 LOC	10,000	10,000
San Francisco CA Public Utilities Commission
CP	0.720%	4/5/17 LOC	3,000	3,000
1 San Joaquin Delta CA Community College
District GO TOB VRDO	0.740%	3/7/17	4,835	4,835
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.620%	3/7/17 LOC	15,200	15,200
San Jose CA Multifamily Housing Revenue
(Raintree Apartments) VRDO	0.670%	3/7/17 LOC	10,000	10,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.670%	3/7/17	6,000	6,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.760%	3/7/17	7,310	7,310
1 San Luis Obispo County CA Financing Authority
Revenue (Nacimiento Water Project) TOB
VRDO	0.670%	3/7/17 (13)	23,570	23,570
1 Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)
TOB VRDO	0.900%	3/7/17 (Prere.)	7,500	7,500

Santa Clara Valley CA Transportation Authority
Sales Tax Revenue VRDO	0.610%	3/7/17	15,200	15,200
1 Santa Monica CA Community College District
GO TOB VRDO	0.670%	3/7/17	1,200	1,200
Sonoma County CA Junior College District GO	3.000%	8/1/17	3,350	3,379
Southern California Public Power Authority
Revenue (Magnolia Power Project) VRDO	0.600%	3/7/17 LOC	22,600	22,600
1 Sweetwater CA Unified School District GO TOB
VRDO	0.670%	3/7/17 (13)	6,845	6,845
Turlock CA Irrigation District Revenue CP	0.740%	3/2/17 LOC	2,499	2,499
University of California Regents Medical Center
Pooled Revenue	5.500%	5/15/17 (Prere.)	2,500	2,549
1 University of California Revenue TOB VRDO	0.670%	3/7/17	5,000	5,000
1 University of California Revenue TOB VRDO	0.680%	3/7/17	3,040	3,040
1 University of California Revenue TOB VRDO	0.680%	3/7/17	2,675	2,675
University of California Revenue VRDO	0.590%	3/7/17	90,150	90,150
University of California Revenue VRDO	0.610%	3/7/17	3,100	3,100
				3,667,857
Total Tax-Exempt Municipal Bonds (Cost $3,667,857)				3,667,857
Total Investments (99.7%) (Cost $3,667,857)				3,667,857
Other Assets and Liabilities-Net (0.3%)				10,475
Net Assets (100%)				3,678,332

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $967,975,000, representing 26.3% of net assets.
2 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2017, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
California (98.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/42	1,000	1,054
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,416
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/37	7,565	8,194
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/23	650	741
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/43	15,830	17,482
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/29 (15)	1,500	1,699
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	16,828
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	1,000	1,107
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	1,000	1,104
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	1,500	1,511
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	6,550	7,210
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	2,904
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	3,213
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/41	2,225	2,469
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/41	2,250	2,501
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/46	3,255	3,612
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	5,080	5,318
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/19 (Prere.)	10,000	10,953
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,271
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	4,000	4,557
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	5,508
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	4,000	4,466
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/53	2,350	2,634

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	25,260	27,731
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	20,000	22,459
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	1,500	1,522
Beverly Hills CA Unified School District GO	4.000%	8/1/40	5,000	5,187
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/28 (4)	2,135	2,461
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	9,000	6,120
California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	7,606
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	25	30
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	2,500	3,049
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	6,475	7,693
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/33	2,000	2,379
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/28	1,250	1,498
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/29	1,000	1,187
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,216
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,615	1,732
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,208
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/37	1,130	1,280
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/45	1,425	1,604
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/33	3,000	3,375
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	12/1/39	2,000	2,263
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/45	5,000	5,650
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/39	5,880	6,607
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	6,500	7,274
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	3,000	3,663
California Educational Facilities Authority
Revenue (Stanford University)	5.250%	4/1/40	6,000	7,800
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	3,760	4,807
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	4,000	5,146

California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	9,000	11,616
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	1,250	1,470
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/18 (Prere.)	3,420	3,659
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.700%	3/7/17	7,388	7,388
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/30	3,225	3,707
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/36	3,235	3,621
California GO	6.000%	8/1/19 (14)	210	215
California GO	5.000%	4/1/20	1,460	1,583
California GO	5.000%	9/1/20	5,000	5,640
California GO	5.000%	9/1/21	11,000	12,708
California GO	5.000%	9/1/21	5,000	5,777
California GO	5.250%	9/1/23	6,000	6,949
California GO	5.000%	11/1/23	7,000	8,316
California GO	5.000%	5/1/24	3,000	3,562
California GO	5.000%	11/1/24	6,670	7,963
California GO	5.000%	3/1/25	7,000	7,760
California GO	5.000%	3/1/27	10,000	11,843
California GO	5.250%	10/1/27	5,000	5,762
California GO	5.100%	11/1/27	1,475	1,669
California GO	5.000%	3/1/28	10,000	11,765
California GO	5.000%	8/1/28	2,875	3,400
California GO	4.000%	9/1/28	6,000	6,561
California GO	5.000%	9/1/28	5,930	7,045
California GO	5.000%	10/1/29	1,400	1,534
California GO	5.250%	10/1/29	4,700	5,180
California GO	5.250%	3/1/30	10,000	11,099
California GO	4.500%	8/1/30	950	953
California GO	5.000%	8/1/30	3,225	3,785
California GO	5.000%	9/1/30	1,500	1,696
California GO	5.250%	9/1/30	6,000	6,853
California GO	5.750%	4/1/31	15,875	17,354
California GO	5.000%	8/1/31	9,460	10,974
California GO	5.000%	9/1/31	1,800	2,032
California GO	5.000%	9/1/31	8,380	9,810
California GO	5.000%	10/1/31	4,500	5,209
California GO	4.000%	9/1/32	7,500	7,875
California GO	5.000%	9/1/32	1,045	1,177
California GO	5.000%	9/1/32	2,775	3,229
California GO	5.000%	10/1/32	8,790	10,124
California GO	5.000%	2/1/33	2,615	2,951
California GO	6.000%	3/1/33	7,000	7,931
California GO	5.125%	4/1/33	8,500	8,856
California GO	6.500%	4/1/33	33,000	36,737
California GO	5.000%	8/1/33	2,635	3,014
California GO	5.000%	8/1/33	5,000	5,784
California GO	5.000%	10/1/33	4,000	4,586
California GO	5.250%	4/1/35	5,000	5,669
California GO	4.000%	9/1/35	9,550	9,886
California GO	6.000%	11/1/35	5,000	5,624
California GO	5.000%	9/1/36	8,500	9,592

California GO	5.000%	4/1/37	5,000	5,603
California GO	5.250%	3/1/38	8,000	8,308
California GO	6.000%	4/1/38	21,190	23,371
California GO	5.250%	8/1/38	10,000	10,536
California GO	5.000%	10/1/39	7,615	8,631
California GO	5.500%	11/1/39	3,690	4,063
California GO	6.000%	11/1/39	2,700	3,037
California GO	5.500%	3/1/40	11,500	12,788
California GO	4.000%	12/1/40	5,000	5,093
California GO	5.000%	10/1/41	5,000	5,597
California GO	5.000%	4/1/42	2,000	2,219
California GO	5.000%	9/1/42	8,515	9,520
California GO	5.000%	2/1/43	6,265	6,984
California GO	5.000%	4/1/43	6,500	7,265
California GO	5.000%	11/1/43	12,425	14,014
California GO	5.000%	12/1/43	5,335	6,025
California GO	5.000%	5/1/44	5,000	5,617
California GO	5.000%	8/1/45	11,735	13,219
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,449
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	1,000	1,030
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	9,942
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	5,000	5,573
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,443
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,807
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	9,654
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	5,000	5,933
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/30	2,000	2,333
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/32	5,000	5,814
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/35	5,000	5,725
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/39	5,000	5,047
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,830
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.500%	11/1/38	3,000	3,387
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.250%	11/1/41	4,025	4,456
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,197
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,508
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	4,250	4,721

California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,750	8,554
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,465	4,911
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/26	2,740	3,222
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,840	2,142
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/40	6,000	6,523
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/43	5,300	5,822
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/55	7,000	7,720
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/29	1,000	1,130
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/33	1,100	1,223
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,143
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,710
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,500	2,803
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/34	645	717
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/39	1,600	1,772
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/44	1,500	1,656
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/18 (Prere.)	2,000	2,177
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,754
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/38	6,000	6,723
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	7,070
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/47	10,000	9,913
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	2,500	2,765
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/33	3,920	4,419
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	8,000	8,873
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,594
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	5,487

California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	5,000	5,461
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/54	2,000	2,195
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,562
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/40	6,500	6,551
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	11/15/41	3,000	3,022
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/43	9,000	10,023
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	22,000	24,250
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	26,000	28,915
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/26	5,000	6,125
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/28	3,400	4,101
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/29	3,445	4,164
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/33	3,000	3,557
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/34	5,000	5,860
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/30	2,000	2,322
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/41	6,000	6,802
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.560%	3/1/17 LOC	4,300	4,300
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/28	1,220	1,414
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/29	1,290	1,483
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/19 (Prere.)	11,000	11,949
California Municipal Finance Authority Pollution
Control Revenue (Chevron USA Inc. Project)
VRDO	0.490%	3/1/17	2,555	2,555
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.490%	3/1/17	3,500	3,500
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/23	1,200	1,433
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/33	2,120	2,434

California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/34	1,340	1,531
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/34	4,560	4,765
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,109
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/41	4,000	4,181
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/38	1,255	1,349
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/42	2,500	2,682
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	1,800	2,078
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	2,370	2,666
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/40	5,000	5,386
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/47	9,200	10,034
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/35	690	732
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/41	5,000	5,393
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/44	1,800	1,896
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20	2,420	2,655
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50	2,580	2,699
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/29 (15)	1,345	1,550
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/46 (15)	7,500	8,307
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.470%	3/1/17 LOC	53,425	53,425
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.540%	3/1/17 LOC	1,250	1,250
California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego
County Water Authority Desalination Project
Pipeline)	5.000%	11/21/45	1,500	1,500
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	4,000	4,292
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/19 (Prere.)	6,000	6,622
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/19 (Prere.)	8,250	9,148
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,835

California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	1,300	1,450
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	3,375	3,744
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/19 (Prere.)	5,000	5,682
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,791
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	2,000	2,316
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	5,772
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/30	6,000	6,408
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/33	2,220	2,306
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	2,330	2,751
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,607
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/39	3,000	3,371
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	5,000	5,457
1 California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	3,280	3,580
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	4,500	4,959
California State University Systemwide Revenue	5.000%	11/1/24	2,000	2,282
California State University Systemwide Revenue	5.000%	11/1/26	3,000	3,626
California State University Systemwide Revenue	5.000%	11/1/30	2,500	2,944
California State University Systemwide Revenue	5.000%	11/1/30	13,650	16,174
California State University Systemwide Revenue	5.000%	11/1/31	7,000	8,120
California State University Systemwide Revenue	5.000%	11/1/31	5,150	6,075
California State University Systemwide Revenue	5.000%	11/1/32	7,000	8,078
California State University Systemwide Revenue	5.000%	11/1/32	6,510	7,633
California State University Systemwide Revenue	4.000%	11/1/37	1,875	1,946
California State University Systemwide Revenue	5.000%	11/1/37	10,000	11,131
California State University Systemwide Revenue	5.000%	11/1/37	3,750	4,301
California State University Systemwide Revenue	4.000%	11/1/38	1,385	1,437
California State University Systemwide Revenue	5.000%	11/1/38	4,000	4,577
California State University Systemwide Revenue	5.000%	11/1/41	7,550	8,662
California State University Systemwide Revenue	5.000%	11/1/42	1,355	1,508
California State University Systemwide Revenue	5.000%	11/1/43	1,810	2,061
California State University Systemwide Revenue	5.000%	11/1/47	8,620	9,781
3 California State University Systemwide Revenue	5.000%	11/1/47	5,720	6,548
California State University Systemwide Revenue
PUT	3.000%	11/1/19	7,000	7,268
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	2.625%	12/1/23	2,250	2,280
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,012
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,341
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/27	2,000	2,367

California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/31	4,745	5,453
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/45	4,315	4,738
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/29 (4)	940	1,089
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/44 (4)	5,500	6,152
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	1,000	1,115
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/39	310	342
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,200	7,674
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/43	13,705	15,068
California Statewide Communities Development
Authority Revenue (Covenant Retirement
Communities Inc.)	5.625%	12/1/36	4,000	4,454
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/30	5,000	4,789
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/35	1,515	1,416
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/42	2,500	2,649
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/47	2,000	2,108
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/44	5,800	6,135
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/46	1,500	1,632
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/51	3,000	3,248
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	15,425	16,788
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.630%	3/7/17	2,400	2,400
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.630%	3/7/17	12,200	12,200
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.630%	3/7/17	12,000	12,000

California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/56	3,000	3,152
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/46	1,600	1,709
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/17 (Prere.)	2,900	2,958
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,840
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	12,342
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	11/15/38	4,250	4,400
California Statewide Communities Development
Authority Revenue (The Culinary Institute of
America Project)	5.000%	7/1/41	800	861
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	11,000	12,210
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,314
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/29	2,000	2,248
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/30	3,500	3,917
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/32	2,500	2,764
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/40	4,445	4,799
Centinela Valley CA Union High School District
GO	6.000%	8/1/23 (Prere.)	3,000	3,766
Centinela Valley CA Union High School District
GO	4.000%	8/1/50 (4)	3,000	3,041
Central School District San Bernardino
California GO	5.000%	8/1/47	3,000	3,408
Cerritos CA Community College District GO	4.000%	8/1/33	2,135	2,228
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	1,999
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	806
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	7,781
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/25	5,000	5,838
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	3,500	4,007
Charter Oak CA Unified School District GO	5.000%	8/1/31 (4)	1,380	1,581
Charter Oak CA Unified School District GO	5.000%	8/1/33 (4)	1,755	1,988
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/24	1,845	2,054

Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,361
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,299
Citrus CA Community College District GO	0.000%	8/1/36	1,810	1,461
Citrus CA Community College District GO	0.000%	8/1/37	2,475	1,992
Citrus CA Community College District GO	0.000%	8/1/38	2,150	1,727
Coast CA Community College District GO	5.000%	8/1/27	5,700	6,664
Colton CA Joint Unified School District GO	5.000%	8/1/27 (4)	2,535	2,910
Conejo Valley CA Unified School District GO	0.000%	8/1/29 (4)	2,000	1,217
Conejo Valley CA Unified School District GO	0.000%	8/1/30 (4)	1,865	1,070
Contra Costa CA Community College District
GO	5.000%	8/1/38	3,600	4,069
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/34	1,970	2,241
Cotati-Rohnert Park CA Unified School District
GO	5.000%	8/1/44 (4)	3,000	3,319
Cupertino CA Union School District GO	5.000%	8/1/36	3,000	3,455
Del Mar CA Race Track Authority Revenue	5.000%	10/1/38	1,500	1,501
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	3,305	3,853
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	1,500	1,749
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,187
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/39	2,030	2,330
Eastern California Municipal Water District
Water & Wastewater Revenue	4.000%	7/1/35	3,780	3,942
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.450%	3/1/17	2,300	2,300
El Camino CA Community College District GO	5.000%	8/1/32	1,000	1,173
El Camino CA Community College District GO	5.000%	8/1/33	1,115	1,299
El Camino CA Community College District GO	5.000%	8/1/37	1,550	1,780
El Dorado CA Irrigation District Revenue	5.250%	3/1/39 (4)	7,500	8,570
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/27	1,000	1,111
Escondido CA GO	5.000%	9/1/30	2,030	2,382
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	3,743
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/29 (2)	9,450	9,483
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/32 (2)	5,000	5,013
Foothill-De Anza CA Community College District
GO	0.000%	8/1/17 (14)	3,000	2,991
Foothill-De Anza CA Community College District
GO	5.000%	8/1/21 (Prere.)	10,000	11,608
Foothill-De Anza CA Community College District
GO	0.000%	8/1/22 (14)	3,850	3,445
Foothill-De Anza CA Community College District
GO	0.000%	8/1/23 (14)	3,590	3,086
Foothill-De Anza CA Community College District
GO	0.000%	8/1/25 (14)	2,390	1,883
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	9,000	7,317
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	2,200	2,613

Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	13,500	15,384
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/53	6,675	7,603
Gavilan CA Joint Community College District
GO	5.500%	8/1/28 (2)	90	90
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,528
Gilroy CA Unified School District GO	4.000%	8/1/33	1,155	1,197
Gilroy CA Unified School District GO	4.000%	8/1/36	1,000	1,022
Gilroy CA Unified School District GO	4.000%	8/1/37	1,000	1,029
Gilroy CA Unified School District GO	4.000%	8/1/41	3,115	3,174
Gilroy CA Unified School District GO	4.000%	8/1/46	8,000	8,151
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/28 (2)	10,000	6,622
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	5,000	5,560
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	10,000	11,060
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	2,500	3,009
Grossmont CA Union High School District GO	0.000%	8/1/30	6,500	3,946
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,780	4,288
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,500	3,970
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,154
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/32	2,750	3,188
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/34	3,120	3,587
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/36	3,420	3,904
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/45	4,000	4,506
Imperial CA Unified School District GO	5.250%	8/1/43 (15)	5,000	5,735
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.540%	3/1/17 LOC	1,340	1,340
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.540%	3/1/17 LOC	3,623	3,623
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.540%	3/1/17 LOC	2,400	2,400
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.450%	3/1/17 LOC	1,300	1,300
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.450%	3/1/17 LOC	2,500	2,500
Irvine CA Unified School District Community
Facilities District No. 09-A Special Tax
Revenue VRDO	0.450%	3/1/17 LOC	1,100	1,100
Irvine Ranch CA Water District COP	5.000%	3/1/46	5,000	5,777
Jefferson CA Union High School District GO	5.000%	8/1/26 (15)	1,000	1,184
Kern County CA GO	5.750%	2/1/19 (Prere.)	2,000	2,183
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,176
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36	2,450	2,551
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,000	1,141
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,255	1,430
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,140	4,638
Long Beach CA Airport Revenue	5.000%	6/1/40	4,440	4,845

Long Beach CA Community College District GO	0.000%	8/1/34	2,520	1,245
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.126%	11/15/26	1,800	1,691
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/29	1,165	1,339
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/35	1,180	1,358
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	2,600	3,191
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	8,844
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	4,872
Long Beach CA Harbor Revenue	5.000%	5/15/39	1,500	1,705
Long Beach CA Harbor Revenue	5.000%	5/15/42	2,000	2,274
Long Beach CA Unified School District GO	0.000%	8/1/26	1,870	1,378
Los Angeles CA Community College District GO	5.250%	8/1/20 (Prere.)	5,000	5,682
Los Angeles CA Community College District GO	5.000%	8/1/25	6,100	7,306
Los Angeles CA Community College District GO	5.000%	8/1/28	3,500	4,153
Los Angeles CA Community College District GO	5.000%	8/1/28	6,000	7,119
Los Angeles CA Community College District GO	4.000%	8/1/29	1,250	1,378
Los Angeles CA Community College District GO	5.000%	8/1/30	5,500	6,450
Los Angeles CA Community College District GO	4.000%	8/1/31	1,700	1,834
Los Angeles CA Community College District GO	4.000%	8/1/33	3,500	3,686
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,615
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,574
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	16,095
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,516
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	4,000	4,422
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	16,000	18,077
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	4,500	5,091
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,372
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	10,000	11,565
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	5,000	5,827
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	1,355	1,593
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	5,000	5,065
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/32	7,000	7,397
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	2,500	2,873
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/34	3,000	3,239
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	3,500	3,995
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,556

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	10,000	11,296
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	3,750	4,313
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,545	1,741
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	12,365	14,001
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	1,750	2,004
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/38	1,890	1,996
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	4,000	4,540
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,265
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/40	2,000	2,287
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/42	4,500	5,138
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,621
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	10,150	11,493
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,603
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	13,950	15,786
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	2,500	2,846
Los Angeles CA Department of Water & Power
Revenue VRDO	0.460%	3/1/17	1,300	1,300
Los Angeles CA Department of Water & Power
Revenue VRDO	0.470%	3/1/17	4,000	4,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.500%	3/1/17	12,300	12,300
Los Angeles CA Department of Water & Power
Revenue VRDO	0.510%	3/1/17	4,460	4,460
Los Angeles CA GO	5.000%	9/1/21 (Prere.)	5,785	6,701
Los Angeles CA Harbor Department Revenue	4.000%	8/1/39	4,500	4,650
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	3,000	3,528
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	2,400	2,810
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	5,200	5,338
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	2,500	2,554
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	8,000	8,120
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	6,860
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,461
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,000	5,959
Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,463
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,500	6,199
Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,341
Los Angeles CA Unified School District GO	3.000%	7/1/31	8,000	7,754
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,420

Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	11,128
Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,176
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,840	3,172
2 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.670%	3/7/17	7,500	7,500
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/27	2,000	2,394
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/27	3,235	3,932
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/28	7,570	9,124
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,000	2,378
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,766
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,000	5,851
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,895
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	4,178
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	2,750	3,118
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	5,940	6,735
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	620	646
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	4,000	4,547
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,946
M-S-R California Energy Authority Revenue	7.000%	11/1/34	3,200	4,428
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,686
M-S-R California Energy Authority Revenue	6.500%	11/1/39	3,500	4,739
M-S-R California Energy Authority Revenue	6.500%	11/1/39	4,195	5,680
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	6,335	6,976
Marin CA Community College District GO	4.000%	8/1/35	700	731
Marin CA Community College District GO	4.000%	8/1/38	1,500	1,544
Marin CA Healthcare District GO	5.000%	8/1/29	1,055	1,240
Marina Coast Water District California Enterprise
Revenue	5.000%	6/1/37	4,085	4,527
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	3,000	3,248
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	6,000	6,811
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/34	5,000	5,843
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/35	2,855	3,241
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/40	4,500	5,167
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/26	2,085	2,447
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30	4,000	4,577

Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	1,000	1,062
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/40	6,000	6,691
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	6,140	7,036
Mountain View-Whisman CA School District
COP	4.000%	6/1/30	675	715
Mountain View-Whisman CA School District
COP	4.000%	6/1/32	1,500	1,568
New Haven CA Unified School District GO	5.000%	8/1/27 (15)	3,000	3,526
New Haven CA Unified School District GO	5.000%	8/1/28 (15)	2,000	2,331
Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,738
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,525	4,262
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	1,963
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	468
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	894
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	429
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	6,425	6,639
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,134
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/27	3,255	3,725
Northern California Transmission Agency
Revenue	5.000%	5/1/37	3,610	4,108
Northern California Transmission Agency
Revenue	5.000%	5/1/38	1,790	2,035
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/25	1,825	1,934
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/26	1,995	2,099
Novato CA Unified School District GO	5.000%	8/1/28	800	939
Oakland CA GO	5.000%	1/15/29	1,640	1,917
Oakland CA GO	5.000%	1/15/31	3,550	3,905
Oakland CA Unified School District GO	5.000%	8/1/35	2,850	3,237
Oakland CA Unified School District GO	6.625%	8/1/38	1,000	1,198
Oakland CA Unified School District GO	5.000%	8/1/40	500	563
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	5,272
Ohlone CA Community College District GO	4.000%	8/1/41	5,000	5,155
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/28 (15)	1,100	1,281
Palmdale CA COP	5.250%	9/1/19 (14)	350	351
Palmdale CA COP	5.250%	9/1/20 (14)	345	346
Palmdale CA COP	5.250%	9/1/21 (14)	435	437
Palmdale CA COP	5.250%	9/1/22 (14)	530	532
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.250%	9/2/22	200	219
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/26	1,000	1,098
Palomar CA Community College District GO	0.000%	8/1/24	5,125	4,224
Palomar Pomerado Health California COP	6.000%	11/1/41	3,800	4,131
Palomar Pomerado Health California GO	4.500%	8/1/17 (Prere.)	12,000	12,197
Palomar Pomerado Health California GO	4.000%	8/1/30	5,000	5,256
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	1,986

Palomar Pomerado Health California GO	5.000%	8/1/34	500	561
Palomar Pomerado Health California GO	4.000%	8/1/35	4,000	4,098
Palomar Pomerado Health California GO	0.000%	8/1/36	5,000	2,087
Palomar Pomerado Health California Revenue	5.000%	11/1/39	5,000	5,226
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	3,000	2,094
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,458
Peralta CA Community College District Revenue	5.000%	8/1/19 (Prere.)	4,000	4,381
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,800	1,727
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,920	2,662
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	4,125	3,608
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	798
Pittsburg CA Water Revenue	5.000%	8/1/27	830	1,014
Pittsburg CA Water Revenue	5.000%	8/1/28	585	709
Poway CA Unified School District GO	5.000%	9/1/25	1,825	2,029
Poway CA Unified School District GO	5.000%	8/1/27	5,575	6,246
Poway CA Unified School District GO	5.000%	9/1/27	2,040	2,255
Poway CA Unified School District GO	5.000%	9/1/31	1,365	1,495
Poway CA Unified School District GO	0.000%	8/1/33	5,010	2,601
Poway CA Unified School District GO	5.000%	9/1/33	990	1,077
Poway CA Unified School District GO	0.000%	8/1/34	8,130	3,947
Poway CA Unified School District GO	5.000%	9/1/36	680	735
Poway CA Unified School District GO	0.000%	8/1/46	10,000	2,731
Poway CA Unified School District GO	0.000%	8/1/51	10,000	2,121
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/38	1,210	1,275
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/43	2,435	2,557
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/24	785	897
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/27	1,385	1,613
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,030	1,157
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/28	2,340	2,702
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29	3,485	3,991
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30	1,785	2,040
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/33 (15)	1,760	1,968

Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/29 (4)	1,800	2,050
3 Redding CA Electric System Revenue	5.000%	6/1/30	1,665	1,955
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/29	1,000	1,156
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/31	600	686
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	2,450
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	7,204
Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	7,540
Riverside CA COP VRDO	0.630%	3/7/17 LOC	14,760	14,760
2 Riverside CA Electric Revenue TOB VRDO	0.670%	3/7/17	2,800	2,800
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/21	1,280	1,439
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/22	1,335	1,518
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,629
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	1,984
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	2,068
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,496
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	5,000	5,645
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	5,000	5,722
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	8,000	9,142
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/37 (4)	1,500	1,535
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	6,710	2,074
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	2,975	861
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	7,500	2,016
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	2,000	2,239
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/20 (Prere.)	4,500	4,998
Roseville CA Financing Authority Electric
System Revenue	4.000%	2/1/37	7,480	7,709
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	620	638
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,610	1,781
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,780
Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,323
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/39 (15)	1,900	2,123

Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/44 (15)	2,000	2,227
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	3,000	1,710
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	4,760	5,163
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/26	5,250	6,325
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/27	5,000	5,965
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,324
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,336
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,359
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,649
Sacramento County CA Airport Revenue	5.000%	7/1/41	7,500	8,383
Sacramento County CA Airport Revenue	5.000%	7/1/41	3,000	3,341
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/32	1,000	1,158
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/35	4,920	5,602
Sacramento Regional Transit District	5.000%	9/1/20 (Prere.)	1,875	2,118
Sacramento Regional Transit District	5.000%	9/1/20 (Prere.)	1,630	1,841
Sacramento Regional Transit District	5.000%	3/1/36	1,370	1,500
Sacramento Regional Transit District	5.000%	3/1/42	3,125	3,413
San Bernardino CA City Unified School District
GO	5.000%	8/1/27 (4)	1,060	1,217
San Bernardino CA City Unified School District
GO	0.000%	8/1/35 (4)	5,900	2,693
San Bernardino CA City Unified School District
GO	0.000%	8/1/36 (4)	5,000	2,167
San Bernardino CA Community College District
GO	0.000%	8/1/44	15,000	4,218
San Bernardino CA Community College District
GO	5.000%	8/1/45	3,500	3,932
San Bernardino CA Community College District
GO	0.000%	8/1/48	17,770	4,114
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	3,090	3,164
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,563
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	2,500	2,753
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,000	3,471
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,500	2,893
San Diego CA Community College District GO	4.000%	8/1/32	3,200	3,420
San Diego CA Community College District GO	4.000%	8/1/32	5,300	5,665
San Diego CA Community College District GO	0.000%	8/1/36	8,000	3,664
San Diego CA Community College District GO	0.000%	8/1/38	3,510	1,456
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	6,000	6,560
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	7,000	7,653
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/19 (Prere.)	5,000	5,536

San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/19 (Prere.)	2,500	2,783
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	5,000	6,013
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/35	5,000	5,776
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	5,000	5,754
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	5,000	6,214
San Diego CA Unified School District GO	5.000%	7/1/27	5,000	5,986
San Diego CA Unified School District GO	5.000%	7/1/28	7,000	8,304
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	5,257
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	920
San Diego CA Unified School District GO	0.000%	7/1/31	1,500	873
San Diego CA Unified School District GO	0.000%	7/1/32	1,085	595
San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,267
San Diego CA Unified School District GO	5.000%	7/1/35	5,000	5,613
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,010
San Diego CA Unified School District GO	4.000%	7/1/45	8,000	8,136
San Diego CA Unified School District GO	0.000%	7/1/46	10,000	2,865
San Diego County CA COP	5.000%	10/15/28	1,445	1,701
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,430
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,537
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	2,973
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/37	1,500	1,695
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/38	2,000	2,260
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	3,285
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	3,540	3,909
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,933
San Diego County CA Water Authority Revenue	5.000%	5/1/36	8,350	9,644
2 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.670%	3/7/17	2,510	2,510
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/31	7,000	8,258
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,120	2,412
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	1,550	1,830
San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,111
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,485	1,708
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	3,735	4,283
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,065	2,376
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,250	2,663
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	980	1,150

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/32	1,000	1,160
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	8,000	8,787
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	6,000	6,647
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/46	19,930	22,491
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/27	3,190	3,818
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	2,675	3,086
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	2,815	3,236
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	2,960	3,393
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/29	12,680	14,612
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	5,000	5,784
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	5,000	5,997
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,100	1,253
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,205	1,373
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	4,000	4,629
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,305	1,477
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	4,000	4,558
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	1,370	1,542
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,275	1,449
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,685
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,810	3,187
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	4,000	4,560
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/39	8,000	8,239
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	10,000	11,291
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/19 (Prere.)	2,000	2,262
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	2/1/21 (Prere.)	1,000	1,208
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	975	1,132

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	1,200	1,378
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/37	850	957
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/43	3,500	3,841
San Francisco CA City & County Unified School
District GO	5.250%	6/15/24	4,000	4,365
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	9,220
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	4,711
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	4,479
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	5,000	5,418
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	10,000	10,719
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	3,415	3,474
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,300	2,340
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	3,375	3,434
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	936
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	3,018
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	5,816
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/32	10,000	11,641
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/40	3,850	4,339
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,760
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	4,666
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	3,870
San Luis Obispo County CA Community College
District GO	5.000%	8/1/28	890	1,055
San Luis Obispo County CA Community College
District GO	5.000%	8/1/32	1,395	1,611
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	1,448
San Marcos CA Unified School District GO	5.000%	8/1/34	5,620	6,279
San Marcos CA Unified School District GO	5.000%	8/1/38	2,835	3,164
San Mateo CA Union High School District GO	0.000%	9/1/41	5,000	3,878
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	4,008

San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/31	2,290	2,726
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/35	2,110	2,190
San Mateo County CA Mid-Peninsula Water
District COP	4.000%	12/1/46	2,000	2,019
San Mateo-Foster City CA School District GO	4.000%	8/1/44	3,250	3,346
San Mateo-Foster City CA School District GO	4.000%	8/1/45	5,000	5,144
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/29 (4)	1,780	2,034
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/33 (2)	2,000	1,021
San Ramon Valley CA Unified School District
GO	4.000%	8/1/34	3,445	3,595
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (14)	1,000	1,019
Santa Ana CA Unified School District GO	0.000%	8/1/32 (14)	3,680	2,050
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	2,050	740
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,536
Santa Clara CA Unified School District GO	5.000%	7/1/34	4,000	4,423
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/27	5,000	5,975
Santa Clara County CA GO	5.000%	8/1/28	9,000	10,420
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/28	625	756
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	525	630
Santa Monica CA Community College District
GO	4.000%	8/1/31	3,000	3,166
Santa Rosa CA Wastewater Revenue	4.000%	9/1/27	1,350	1,506
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,520
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,000	1,125
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	2/1/39	3,090	3,459
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/45	1,500	1,706
3 Simi Valley CA Unified School District GO	5.000%	8/1/27	1,500	1,850
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	1,000	1,088
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,500	2,702
Sonoma County CA Junior College District GO	5.000%	8/1/27	2,000	2,336
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	4,004
Southern California Public Power Authority
Revenue	5.000%	7/1/26	3,500	4,177
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,559
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,460
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	1,911

Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	3,580	4,091
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,530	4,078
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/28	1,000	1,185
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	7,000	7,985
Southwestern California Community College
District GO	5.000%	8/1/44	7,045	7,942
State Center California Community College
District GO	5.000%	8/1/28	5,275	6,255
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/29 (15)	1,000	1,145
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/38	2,150	2,569
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/37 (4)	4,220	4,642
Stockton CA Unified School District GO	5.000%	8/1/38 (4)	2,500	2,776
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/31 (15)	1,225	1,393
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/32 (15)	1,250	1,414
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/33 (15)	1,280	1,442
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	4,200	4,849
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/39	2,500	2,842
Temecula Valley CA Unified School District GO	0.000%	8/1/35 (15)	3,000	2,873
Temecula Valley CA Unified School District GO	0.000%	8/1/37 (15)	3,785	3,633
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	3,169
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	1,540	1,585
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	3,000	3,327
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,222
Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,883
Tustin CA Community Facilities District Special
Tax Revenue	5.000%	9/1/37	1,000	1,085
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/31	3,000	3,336
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	1,530	1,580
Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,425	3,298
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	2,286
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,602
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,689
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	2,171
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,839
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/35	1,760	2,003
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/41	20,000	22,597
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/44	7,500	7,575
University of California Revenue	5.000%	5/15/27	4,245	5,049
University of California Revenue	5.000%	5/15/28	5,000	5,843

University of California Revenue	5.000%	5/15/29	2,000	2,380
University of California Revenue	5.000%	5/15/31	2,000	2,355
University of California Revenue	5.000%	5/15/32	7,925	9,221
University of California Revenue	5.000%	5/15/32	1,000	1,170
University of California Revenue	5.000%	5/15/33	5,000	5,728
University of California Revenue	4.000%	5/15/34	5,000	5,243
University of California Revenue	5.000%	5/15/34	5,205	5,808
University of California Revenue	5.000%	5/15/35	3,640	4,061
University of California Revenue	5.250%	5/15/37	3,500	4,069
University of California Revenue	5.000%	5/15/38	10,000	11,338
University of California Revenue	5.000%	5/15/40	50	51
University of California Revenue	5.000%	5/15/40	5,000	5,672
University of California Revenue	5.000%	5/15/41	2,400	2,742
University of California Revenue PUT	5.000%	5/15/23	6,500	7,690
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/33	1,110	1,276
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/35	750	856
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	1,641	1,700
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,970	2,282
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	5,032
Walnut CA Energy Center Authority Revenue	5.000%	1/1/34	3,100	3,521
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	2,166
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	5,415
Washington Township CA Health Care District
GO	5.500%	8/1/40	5,000	5,859
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	3,000	3,020
Washington Township CA Health Care District
Revenue	5.000%	7/1/37	1,750	1,761
West Contra Costa CA Unified School District
GO	5.250%	8/1/35 (4)	7,000	7,879
West Contra Costa CA Unified School District
GO	5.000%	8/1/40	3,000	3,365
West Contra Costa CA USD	0.000%	8/1/32 (3)	7,650	4,066
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/40 (4)	2,050	2,279
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/45 (4)	2,715	3,008
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	2,000	2,025
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/28 (15)	675	798
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/29 (15)	1,000	1,172
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	4,500	4,845
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	2,051
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	2,189
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/27	1,000	1,169
				3,589,138
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,071

Guam Power Authority Revenue	5.000%	10/1/24	1,000	1,118
				6,189
Total Investments (98.8%) (Cost $3,462,278)				3,595,327
Other Assets and Liabilities-Net (1.2%)				42,372
Net Assets (100%)				3,637,699

1 Securities with a value of $805,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $20,198,000, representing 0.6% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2017.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,595,327	—
Futures Contracts—Assets[1]	37	—	—
Futures Contracts—Liabilities[1]	(87)	—	—
Total	(50)	3,595,327	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 28, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2017	599	129,627	(27)
Ultra 10-Year U.S. Tresury Note	June 2017	(210)	(28,127)	(5)
5-Year U.S. Treasury Note	June 2017	(135)	(15,890)	2
Ultra Long U.S. Treasury Bond	June 2017	(40)	(6,471)	(86)
10-Year U.S. Tresury Note	June 2017	44	5,482	(1)
				(117)

D. At February 28, 2017, the cost of investment securities for tax purposes was $3,463,926,000. Net unrealized appreciation of investment securities for tax purposes was $131,401,000, consisting of unrealized gains of $162,888,000 on securities that had risen in value since their purchase and $31,487,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
California (99.8%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/23	700	786
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/24	1,195	1,329
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	3,033
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/32	1,060	1,137
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,416
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	945
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	641
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,140
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,428
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,181
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/21	1,000	1,147
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,138
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,085
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,071
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,798
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	1,010
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	18,120	20,899
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,129
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,124
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/34	1,780	1,984

ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	275	313
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	355	409
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/23	375	435
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/24	400	469
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/25	510	592
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26	685	789
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/28	1,165	1,326
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29	1,000	1,133
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30	1,425	1,608
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/31	500	563
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32	525	588
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/27 (15)	750	860
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/28 (15)	1,000	1,140
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/30 (15)	1,680	1,897
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/31 (15)	1,640	1,846
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/32 (15)	3,000	3,358
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/33 (15)	2,375	2,652
Alameda CA Corridor Transportation Authority
Revenue	5.250%	10/1/17 (Prere.)	2,000	2,054
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/17 (Prere.)	3,805	3,910
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (ETM)	230	227

Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (2)	70	68
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (ETM)	13,240	12,869
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	1,050	1,004
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (ETM)	13,780	13,153
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	285	266
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/21	1,485	1,608
Alameda CA Corridor Transportation Authority
Revenue	4.000%	3/1/22	5,500	6,158
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	3,985	4,544
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	2,190	2,545
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/23	1,145	1,247
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/23	2,160	2,523
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/24	1,160	1,344
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/25	1,260	1,467
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,240	17,720
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	5,047
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	13,425	14,903
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	15,700	17,375
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	13,345	14,735
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/32	7,000	7,997
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/33	8,415	9,575
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/34	4,640	5,261
Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,301
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/22 (15)	500	585
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/23 (15)	800	947
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/24 (15)	1,000	1,188
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/25 (15)	1,000	1,199
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,587
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,507
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/31	4,225	4,749

Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/32	2,605	2,922
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33	4,500	5,037
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	7,500	8,364
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/36	1,955	2,179
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/31	300	337
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/32	300	337
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/33	765	857
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/34	1,000	1,116
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/35	505	564
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/36	500	558
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	2,765	2,776
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	2,910	2,922
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	3,235	3,248
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	3,405	3,419
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	1,660	1,667
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	1,750	1,757
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	1,940	1,948
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	2,045	2,053
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/30	5,585	6,264
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	12,000	12,563
Bakersfield CA Wastewater Revenue	5.000%	9/15/17 (Prere.)	7,600	7,779
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,000	3,012
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,055	3,067
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	2,610	2,620
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	75	81
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	11,355	12,349
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,271

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	5,796
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	5,759
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	7,000	8,103
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	8,000	9,170
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/30	16,700	19,070
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	4,000	4,174
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	16,125	18,414
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	7,645	8,709
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	14,275	14,324
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	4,500	4,552
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	25,000	25,269
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.340%	4/1/21	20,500	20,493
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	34,000	34,503
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.540%	5/1/23	19,000	18,862
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.540%	5/1/23	4,350	4,318
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.740%	4/1/24	6,100	6,099
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	11,250	11,502
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/21	5,500	6,278
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/24	5,110	5,913
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	3,065	1,837
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/24 (4)	1,000	1,186
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/25 (4)	1,430	1,678
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/26 (4)	2,000	2,339
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/27 (4)	2,375	2,755
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/29 (4)	1,240	1,420
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/30 (4)	750	855
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/32 (4)	3,790	3,878

Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/23	400	474
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/24	500	598
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/25	500	593
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/30	1,700	1,800
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/31	1,980	2,088
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/32	2,085	2,182
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/33	2,165	2,254
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/34	2,210	2,285
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/20 (15)	1,610	1,820
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/21 (15)	1,255	1,450
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/21	1,300	1,453
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	9,650	9,760
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/22	1,000	1,130
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/23	2,400	2,732
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/24	3,840	4,396
California Department of Department of
Veterans Affairs Home Purchase Revenue	3.500%	12/1/45	5,000	5,277
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	25,000	25,192
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	9,600	9,674
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	4,190	4,397
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	11,415	11,980
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	10,485	11,004
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	1,810	1,899
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	1,000	1,050
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,320
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	21,289
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	23,890	26,781
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	43,250	48,484
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,715	7,521

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,472
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,500	7,478
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	1,900	2,119
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	15,000	17,257
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,110	4,580
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	31,560	37,063
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	4,905	5,164
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	8,280	8,718
California Department of Water Resources
Water System Revenue (Central Valley
Project)	4.000%	12/1/19	6,020	6,503
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (ETM)	10	11
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	4,340	4,806
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	7,960	8,811
California Department of Water Resources
Water System Revenue (Central Valley
Project)	4.000%	12/1/20	4,000	4,411
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20 (ETM)	30	34
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	1,220	1,390
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,850	2,122
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	25	29
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	34
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	34
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	2,905	3,333
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,355	3,849

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,455	3,964
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	2,720	3,171
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,910	4,558
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,320	3,870
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	2,410	2,812
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,500	4,080
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (ETM)	1,045	1,218
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	4,600	5,368
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (ETM)	1,105	1,313
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (Prere.)	505	600
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	4,895	5,816
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23 (ETM)	55	66
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	95	100
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (ETM)	30	36
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	5	6
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	10	12
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	9,470	11,539
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	285	299
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	1,945	2,345

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	4,050	4,866
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	840	926
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/27	970	1,107
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	30	34
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/28	1,120	1,277
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	30	34
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	7,750	9,055
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/29	1,155	1,317
2 California Department of Water Resources
Water System Revenue (Central Valley
Project) TOB VRDO	0.670%	3/7/17 (Prere.)	3,985	3,985
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	43,745	47,806
California Economic Recovery GO	5.000%	7/1/19 (ETM)	32,330	35,315
3 California Economic Recovery GO	5.250%	7/1/19 (Prere.)	28,845	31,689
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	16,540	18,171
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/19	1,085	1,145
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/20	1,040	1,124
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/21	800	882
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/22	1,190	1,329
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/23	1,800	2,030
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/24	1,900	2,154
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/25	1,035	1,178
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/26	1,000	1,224
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/30	1,750	2,063
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/31	1,875	2,191
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/32	2,000	2,324
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/33	3,590	3,756
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/34	3,350	3,484

California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/20	790	852
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/23	1,195	1,306
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/24	380	412
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,208
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/18	270	283
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/19	200	215
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/20	290	329
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/21	145	168
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/22	125	148
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/23	130	156
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/24	340	412
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/26	260	314
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/27	250	299
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	1,000	1,154
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/32	1,000	1,147
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	1,545	1,762
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	2,625	2,979
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	3,100	3,509
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/25	5,000	6,118
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.670%	3/7/17	614	614
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.700%	3/7/17	11,242	11,242
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/20	1,770	1,989
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/21	2,100	2,398
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/22	2,130	2,463
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/23	1,870	2,183
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/24	2,500	2,939
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,315	2,743

California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/31	1,005	1,150
California GO	5.000%	4/1/17	11,000	11,045
California GO	6.000%	4/1/17 (2)	680	683
1 California GO	1.390%	5/1/17	1,000	1,000
California GO	4.000%	9/1/17	1,375	1,399
California GO	5.250%	2/1/18 (14)	8,000	8,332
California GO	6.000%	2/1/18 (2)	6,240	6,542
California GO	5.000%	3/1/18	1,850	1,929
California GO	5.500%	4/1/18	15,250	16,033
California GO	5.000%	8/1/18	12,000	12,708
California GO	5.000%	8/1/18	675	678
California GO	5.000%	8/1/18	1,065	1,128
California GO	5.000%	10/1/18	14,095	15,015
California GO	5.000%	10/1/18	20,000	21,306
California GO	5.000%	2/1/19	4,715	5,074
California GO	5.500%	4/1/19	11,245	12,282
California GO	5.000%	8/1/19	12,695	13,888
California GO	5.000%	8/1/19	35,445	38,775
California GO	4.000%	9/1/19	2,100	2,251
California GO	5.000%	9/1/19	5,000	5,484
California GO	5.000%	9/1/19	9,000	9,871
California GO	5.000%	10/1/19	21,000	23,089
California GO	2.000%	11/1/19	6,695	6,851
California GO	5.000%	2/1/20	2,950	3,274
California GO	5.250%	2/1/20	7,500	8,377
California GO	5.000%	3/1/20	19,535	21,732
California GO	5.000%	8/1/20	3,045	3,056
California GO	5.000%	9/1/20	17,445	19,679
California GO	5.000%	9/1/20	3,690	4,163
California GO	5.000%	9/1/20	6,000	6,768
California GO	5.000%	10/1/20	5,555	6,280
California GO	5.250%	10/1/20	4,500	4,986
California GO	5.000%	11/1/20	47,795	54,150
California GO	5.000%	2/1/21	2,000	2,279
California GO	5.000%	3/1/21	2,250	2,509
California GO	5.000%	4/1/21	2,240	2,563
California GO	5.500%	4/1/21	2,000	2,188
California GO	5.000%	9/1/21	13,700	15,828
California GO	5.000%	9/1/21	1,310	1,513
California GO	5.000%	9/1/21	9,800	11,322
California GO	5.000%	10/1/21	2,575	2,980
California GO	5.000%	11/1/21	2,820	3,269
California GO	5.000%	2/1/22	8,125	9,419
California GO	5.000%	2/1/22	1,185	1,374
California GO	5.000%	4/1/22	4,550	5,292
California GO	5.000%	9/1/22	12,710	14,899
California GO	5.000%	9/1/22	10,000	11,722
California GO	5.250%	9/1/22	17,400	20,625
California GO	5.000%	10/1/22	15,000	17,610
California GO	5.000%	11/1/22	31,890	37,493
California GO	5.000%	2/1/23	15,000	17,611
California GO	5.000%	2/1/23	15,880	18,199
California GO	5.000%	9/1/23	7,000	8,194
California GO	5.000%	9/1/23	10,000	11,851
California GO	5.250%	9/1/23	2,455	2,843
California GO	5.000%	10/1/23	12,450	14,773

California GO	5.000%	10/1/23	3,135	3,720
California GO	5.000%	11/1/23	20,000	23,761
California GO	5.000%	2/1/24	11,000	12,842
California GO	5.000%	3/1/24	3,000	3,330
California GO	5.000%	8/1/24	1,040	1,044
California GO	5.000%	8/1/24	1,000	1,191
California GO	5.000%	9/1/24	10,000	11,642
California GO	5.000%	9/1/24	1,000	1,192
California GO	5.000%	10/1/24	8,725	10,407
California GO	5.000%	11/1/24	5,000	5,655
California GO	5.000%	12/1/24	2,000	2,065
California GO	5.000%	12/1/24	15,500	18,338
California GO	5.000%	2/1/25	12,940	14,830
California GO	5.500%	2/1/25	21,045	25,832
California GO	5.125%	3/1/25	2,100	2,194
California GO	5.000%	8/1/25	1,845	1,852
California GO	5.000%	9/1/25	1,500	1,596
California GO	5.000%	9/1/25	4,000	4,794
California GO	5.000%	9/1/25	2,110	2,478
California GO	5.000%	9/1/25	2,185	2,540
California GO	5.000%	10/1/25	8,490	8,884
California GO	5.000%	10/1/25	13,865	16,133
California GO	5.000%	11/1/25	1,500	1,694
California GO	5.000%	11/1/25	14,125	16,659
California GO	5.000%	3/1/26	5,000	5,540
California GO	5.000%	4/1/26	27,480	28,739
California GO	5.000%	9/1/26	2,500	2,656
California GO	5.000%	9/1/26	5,400	6,524
California GO	5.000%	11/1/26	7,500	8,466
California GO	5.000%	4/1/27	24,285	25,381
California GO	5.750%	4/1/27	31,455	34,489
California GO	4.500%	8/1/27	4,820	4,835
California GO	5.000%	9/1/27	5,500	5,837
California GO	5.000%	10/1/27	13,875	16,020
California GO	5.250%	10/1/27	5,000	5,762
California GO	5.750%	4/1/28	30,000	32,880
California GO	4.500%	8/1/28 (12)	3,375	3,385
California GO	5.000%	8/1/28	6,415	7,586
California GO	4.000%	9/1/28	7,000	7,654
California GO	5.000%	9/1/28	15,000	17,821
California GO	5.000%	9/1/28	17,500	18,556
California GO	5.250%	9/1/28	6,000	6,873
California GO	5.250%	2/1/29	2,790	3,196
California GO	5.000%	9/1/29	6,000	6,800
California GO	5.000%	9/1/29	6,000	7,075
California GO	5.000%	9/1/29	16,000	16,956
California GO	5.000%	10/1/29	10,245	10,695
California GO	4.500%	12/1/29	2,525	2,835
California GO	5.250%	3/1/30	20,000	22,197
California GO	5.000%	5/1/30	13,870	16,009
California GO	4.500%	8/1/30	2,040	2,046
California GO	5.000%	8/1/30	19,885	23,340
California GO	5.000%	9/1/30	10,000	11,306
California GO	5.000%	9/1/30	10,180	10,750
California GO	5.000%	9/1/30	9,100	10,626
California GO	5.250%	9/1/30	5,000	5,873
California GO	5.000%	10/1/30	5,800	6,738

California GO	5.000%	12/1/30	3,760	4,357
California GO	5.750%	4/1/31	37,030	40,480
California GO	5.000%	5/1/31	13,000	14,947
California GO	5.000%	8/1/31	10,000	11,515
California GO	5.250%	8/1/31	5,755	6,826
California GO	5.000%	9/1/31	3,020	3,536
California GO	5.000%	9/1/31	7,000	7,901
California GO	5.000%	10/1/31	5,500	6,367
California GO	5.000%	12/1/31	6,500	7,496
California GO	5.000%	12/1/31	6,000	6,931
California GO	5.000%	2/1/32	2,540	2,861
California GO	5.000%	8/1/32	5,000	5,768
California GO	5.250%	8/1/32	2,000	2,359
California GO	5.000%	9/1/32	15,000	17,452
California GO	5.000%	10/1/32	23,500	27,065
California GO	4.500%	12/1/32 (14)	205	206
California GO	5.000%	2/1/33	1,750	1,965
California GO	5.000%	2/1/33	1,760	1,986
California GO	5.000%	3/1/33	3,395	3,875
California GO	6.000%	3/1/33	12,000	13,595
California GO	5.125%	4/1/33	6,550	6,825
California GO	6.500%	4/1/33	22,715	25,287
California GO	5.000%	8/1/33	1,500	1,715
California GO	5.000%	9/1/33	25,075	29,040
California GO	5.000%	9/1/33	3,830	4,367
California GO	5.000%	12/1/33	3,120	3,563
California GO	5.000%	9/1/34	10,620	12,242
California GO	5.000%	10/1/34	9,200	10,501
California GO	5.000%	8/1/35	10,000	11,375
California GO	5.000%	9/1/35	10,000	11,483
California GO	5.000%	9/1/35	9,805	11,259
California GO	5.000%	9/1/36	10,675	12,227
1 California GO PUT	1.376%	12/3/18	1,000	1,000
California GO PUT	3.000%	12/1/19	52,000	54,005
California GO PUT	4.000%	12/1/21	21,905	24,131
California GO VRDO	0.400%	3/1/17 LOC	21,500	21,500
California GO VRDO	0.590%	3/7/17 LOC	23,405	23,405
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/22	1,200	1,320
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/23	1,750	1,926
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/24	3,300	3,623
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/25	3,000	3,280
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,553
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/26	2,000	2,170
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,285
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/27	3,605	3,849
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/31	2,100	2,166
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/32	2,375	2,427

California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	2,500	2,542
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	23,205	23,905
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/34	3,000	3,034
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/35	3,150	3,171
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)
VRDO	0.450%	3/1/17 LOC	15,950	15,950
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	215	231
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19 (ETM)	1,000	1,092
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	4,260	4,749
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,750	5,255
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,810	4,318
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,000	9,051
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,300	5,588
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	21,574
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	8,420
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,093
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,100	2,357
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,000	2,295
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/26	6,905	8,249
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/29	7,250	8,487
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/31	1,600	1,860
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/35	15,000	15,284
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/22	3,500	4,037
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,370	1,558
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/24	7,410	8,329
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	2,890	3,163
1 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	2.440%	7/1/17	5,255	5,272
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.250%	11/1/29	5,000	5,614

California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	2,000	2,191
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	324
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	510
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	1,007
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	868
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	353
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	898
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	878
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	818
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,400	1,611
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,500	1,728
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,954
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,250	2,571
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	13,886
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	3,500	3,863
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	3.000%	2/1/19	1,235	1,279
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/20	1,715	1,849
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	3,000	3,456
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	1,000	1,142
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/30	2,205	2,494
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/31	5,930	6,659
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/32	2,610	2,906
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,295	3,654
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,390	2,633
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	4,020	4,414
2 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	0.760%	3/7/17 LOC	7,435	7,435
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	4.000%	8/15/19	500	535

California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/21	800	922
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/21	470	539
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/22	500	586
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/22	350	409
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/23	300	355
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/30	1,655	1,952
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/31	1,300	1,527
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/32	1,500	1,750
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/33	1,610	1,868
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	4.000%	8/15/34	1,500	1,532
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford) PUT	1.450%	3/15/17 (Prere.)	80	80
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/24	850	995
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/25	425	492
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/26	775	892
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/18	1,320	1,405
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,500	1,610
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,100
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,800	1,965
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,020	1,129
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,000	1,156
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,507
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,400	2,821
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,731

California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,715
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/17	380	385
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/18	335	353
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/20	300	335
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/21	465	529
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/22	175	202
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/24	370	435
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/25	500	591
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/26	750	878
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/28	880	1,013
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/29	855	978
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/31	870	983
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	4,000	4,338
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	3,030	3,286
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,072
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,150
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,130
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,591
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	5,733
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	5,000	5,674
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,379
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/30	2,015	2,353

California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/31	2,000	2,326
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/34	2,250	2,297
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/35	8,000	8,134
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	1.250%	10/1/20	6,420	6,348
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	2.000%	10/1/25	18,000	16,821
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/20	500	557
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/26	6,000	6,866
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	2,865	3,179
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,577
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,188
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	750	854
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	850	963
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,328
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,120
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/29	4,970	5,674
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	10,848
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	6,250	7,036
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	1,250	1,282
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,011
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,191
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,495
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,830	2,112
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.250%	11/15/31	2,000	2,223
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/19	2,000	2,191
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,475
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,275	1,468

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/21	500	577
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,090	1,262
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/22	200	234
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/23	300	354
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	1,000	1,188
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	400	474
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	600	717
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	400	477
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,750	5,360
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	1,000	1,202
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	400	473
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	400	470
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	1,250	1,480
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	500	582
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	850	998
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	1,150	1,345
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	5,505	6,296
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	5,703
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	1,110	1,293
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	1,400	1,618
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	3,580	4,111
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/34	4,000	4,565
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	2,500	2,844
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	3,000	3,399
California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,945
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/20	200	224
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/21	300	343
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/22	200	232

California Infrastructure & Economic
Development Bank Revenue	4.000%	10/1/22	1,000	1,130
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/22	1,400	1,656
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/23	200	234
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	1,300	1,557
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	1,800	2,157
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/24	600	710
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,300	1,576
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,175	1,426
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/25	1,500	1,837
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/26	760	911
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/26	1,500	1,856
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/27	1,775	2,103
California Infrastructure & Economic
Development Bank Revenue	4.000%	7/1/29	910	979
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/20	1,000	1,128
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/21	800	922
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/29	1,500	1,747
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	10,000	11,153
1 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	2.296%	8/1/18	6,000	6,039
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.560%	3/1/17 LOC	1,200	1,200
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/26	825	991
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/27	500	592
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/28	555	652

California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/29	1,000	1,166
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/31	1,760	1,835
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/34	715	732
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/35	750	767
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/28	1,030	1,231
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/29	740	878
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/30	1,080	1,274
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/31	1,225	1,437
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/32	1,140	1,327
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/33	1,110	1,286
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/34	2,850	3,286
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/18	500	523
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19	1,560	1,683
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/20	1,070	1,183
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21	1,000	1,130
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/22	1,500	1,722
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/23	1,150	1,329
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/24	1,300	1,508
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/25	1,365	1,594

California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/26	1,190	1,397
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/26	1,430	1,678
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/27	1,500	1,755
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/30	1,500	1,714
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31	1,000	1,136
California Municipal Finance Authority NorthBay
Healthcare Group)	4.000%	11/1/22	1,000	1,064
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/19 (Prere.)	16,610	18,004
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/21	565	633
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/23	400	457
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/30	1,000	1,110
California Municipal Finance Authority Pollution
Control Revenue (Chevron USA Inc. Project)
VRDO	0.490%	3/1/17	3,600	3,600
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.490%	3/1/17	11,905	11,905
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/24	1,500	1,810
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/26	5,360	6,478
1 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT	1.140%	4/2/18	6,000	5,982
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/31	3,955	4,208
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/32	4,220	4,453
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/33	4,390	4,613
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/19	1,450	1,533
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/20	1,760	1,892
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/21	1,300	1,415
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/22	1,000	1,102

California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/23	1,285	1,418
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/24	1,325	1,465
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/25	1,180	1,307
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,490	2,626
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/18	500	518
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/19	500	534
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	625	686
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	2,005	2,200
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,120
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,120
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	500	568
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	1,000	1,136
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	835	957
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	1,000	1,146
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/24	2,390	2,751
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/24	500	576
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/25	1,700	1,962
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/25	650	750
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/26	2,000	2,322
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/26	700	801

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/27	1,500	1,749
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/27	600	680
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	750	842
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/29	1,895	2,112
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	3,470	3,827
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/32	2,100	2,347
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/32	3,655	4,010
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/33	3,225	3,588
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/33	3,835	4,191
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/34	4,250	4,709
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/34	4,035	4,395
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/35	4,575	5,053
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/35	4,000	4,346
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/36	2,000	2,202
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/37	1,500	1,648
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/20	1,375	1,509
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.125%	7/1/23	2,150	2,348
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	4.000%	11/1/23	2,000	2,113
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/23	1,000	1,114
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/24	1,000	1,119
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/24	1,825	2,036

California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,119
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,116
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,112
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/27	1,500	1,658
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/28	1,500	1,648
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/29	1,250	1,392
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/30	1,450	1,575
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/31	1,250	1,384
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/36	4,000	4,331
California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18	2,325	2,414
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19	2,375	2,537
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/31 (15)	1,455	1,662
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/36 (15)	1,805	2,013
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.470%	3/1/17 LOC	62,500	62,500
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/29	700	771
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/30	500	548
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/31	535	584
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/32	500	543
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/33	500	541
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	11,625	12,223
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	12,200	13,261
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/19	5,380	5,908
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/20	4,180	4,678
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	13,000	14,646
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	5,655	6,385
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	7,375	8,459
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	5,945	6,866

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	1,375	1,588
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	9,425	10,977
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	6,250	7,323
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	1,500	1,757
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	5,270	6,231
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	2,350	2,779
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/24	4,250	5,052
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/24	1,925	2,290
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	2,925	3,488
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/31	5,000	5,744
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	6,968
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	5,000	5,715
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/32	5,000	5,840
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	5,000	5,689
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/33	3,000	3,488
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	25,000	26,826
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/19 (Prere.)	5,000	5,518
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	5,825	6,658
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	8,975	10,212
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	400	455
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	1,500	1,718
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	1,550	1,770
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/26	1,500	1,726
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	7,918
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	2,860	3,257
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,626
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,835
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,639

California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/32	3,200	3,587
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	1,650	1,846
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (ETM)	7,670	8,609
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/20 (ETM)	2,015	2,283
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21 (ETM)	1,650	1,916
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,268
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/18	1,080	1,156
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/19 (Prere.)	5,000	5,550
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/20	10,000	11,058
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	4,160	4,634
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	5,850	6,531
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/20	1,600	1,814
3 California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	5,000	5,829
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (ETM)	5,400	6,293
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	2,645	3,084
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	2,965	3,435
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	1,110	1,286
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	2,670	3,105
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,548
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,548
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,500	1,760
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	1,195	1,404
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	9,065	10,069
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,791
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,000	1,158
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,000	2,319
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,560	4,118
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/28	4,250	4,942

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/29	1,140	1,317
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/30	14,980	16,007
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/30	1,250	1,437
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	5,545	6,585
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,650	1,876
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/31	7,000	8,284
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/32	14,895	15,571
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	12,985
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	4,670	5,514
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	8,250	8,658
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	11,225	11,781
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	4,840	5,080
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	7,410	7,777
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	3,515	3,836
California State University Systemwide Revenue	5.000%	11/1/19	2,300	2,540
California State University Systemwide Revenue	5.000%	11/1/20	1,670	1,897
California State University Systemwide Revenue	5.000%	11/1/22	1,500	1,774
California State University Systemwide Revenue	5.000%	11/1/23	3,960	4,558
California State University Systemwide Revenue	5.000%	11/1/24	2,915	3,327
California State University Systemwide Revenue	5.000%	11/1/24	440	460
California State University Systemwide Revenue	5.000%	11/1/24	4,505	5,451
California State University Systemwide Revenue	5.000%	11/1/25	1,000	1,221
California State University Systemwide Revenue	5.000%	11/1/25	595	622
California State University Systemwide Revenue	5.000%	11/1/26	2,000	2,435
California State University Systemwide Revenue	5.000%	11/1/26	405	423
California State University Systemwide Revenue	5.000%	11/1/27	5,740	6,531
California State University Systemwide Revenue	5.000%	11/1/27	2,000	2,396
California State University Systemwide Revenue	5.000%	11/1/27	160	167
California State University Systemwide Revenue	5.000%	11/1/28	2,610	3,102
California State University Systemwide Revenue	5.000%	11/1/28	5,000	5,868
California State University Systemwide Revenue	4.000%	11/1/29	3,900	4,161
California State University Systemwide Revenue	5.000%	11/1/30	2,920	3,439
California State University Systemwide Revenue	5.000%	11/1/30	2,000	2,370
California State University Systemwide Revenue	5.000%	11/1/30 (4)	250	261
California State University Systemwide Revenue	5.000%	11/1/31	4,000	4,718
California State University Systemwide Revenue	5.000%	11/1/31	10,080	11,819
California State University Systemwide Revenue	5.000%	11/1/31	8,900	10,323
California State University Systemwide Revenue	5.000%	11/1/32	5,000	5,862
California State University Systemwide Revenue	5.000%	11/1/32	12,895	15,034
4 California State University Systemwide Revenue	5.000%	11/1/32	6,000	7,071
California State University Systemwide Revenue	5.000%	11/1/33	10,000	11,663
California State University Systemwide Revenue	5.000%	11/1/33	5,775	6,699
4 California State University Systemwide Revenue	5.000%	11/1/33	6,335	7,424
California State University Systemwide Revenue	4.000%	11/1/34	9,875	10,370
4 California State University Systemwide Revenue	5.000%	11/1/34	5,000	5,831
California State University Systemwide Revenue	5.000%	11/1/34	5,000	5,721
California State University Systemwide Revenue	4.000%	11/1/35	8,875	9,284
California State University Systemwide Revenue	5.000%	11/1/35	13,205	15,198

4 California State University Systemwide Revenue	5.000%	11/1/35	8,000	9,291
California State University Systemwide Revenue	5.000%	11/1/35	5,975	6,815
California State University Systemwide Revenue	5.000%	11/1/36	3,000	3,460
California State University Systemwide Revenue
PUT	4.000%	11/1/21	23,465	25,816
California State University Systemwide Revenue
PUT	4.000%	11/1/23	19,435	21,695
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	5.500%	7/1/17 (Prere.)	6,320	6,425
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	1.375%	4/2/18	2,500	2,511
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	2.625%	12/1/23	10,500	10,641
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/19	550	567
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/24	1,000	1,052
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/29	1,650	1,697
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,722
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/17	350	350
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/18	450	459
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/19	500	527
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/20	750	807
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/22	1,500	1,727
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/23	1,500	1,746
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/24	1,000	1,174
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/25	765	905
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/26	1,500	1,790
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/32	5,000	5,691
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.100%	10/1/19	5,455	5,456

California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.400%	10/1/20	1,295	1,296
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/18	275	293
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/19 (4)	250	275
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/20 (4)	210	237
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/21 (4)	200	231
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/22 (4)	200	234
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/23 (4)	400	472
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/24 (4)	500	594
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/27 (4)	1,660	1,948
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/28 (4)	900	1,050
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/34 (4)	2,500	2,833
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	3.000%	11/1/17	750	761
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/18	245	257
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/19	375	401
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/20	100	113
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/21	345	381
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/22	375	439
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/23	275	326
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24	300	356

California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/25	355	417
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/26	325	379
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/27	750	869
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/28	1,310	1,510
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/29	700	802
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/30	1,010	1,149
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	11,500	12,546
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/31	1,000	1,133
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/32	1,690	1,905
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.500%	7/1/22	3,600	3,517
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.750%	7/1/25	1,405	1,372
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/24	10,040	9,857
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/30	2,500	2,907
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/31	4,020	4,655
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/33	4,000	4,574
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/34	4,795	5,451
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/35	1,000	1,133
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/18	610	638
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/27	500	550
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/32	680	735

California Statewide Communities Development
Authority Revenue (Eskaton Properties Inc.
Obligated Group)	5.250%	11/15/34	4,350	4,634
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	1,035	1,054
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	500	526
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/19	500	541
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	361
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	312
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	288
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/23	650	753
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/24	750	875
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/25	800	921
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/26	1,000	1,139
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/27	2,000	2,258
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/28	3,000	3,359
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/29	3,000	3,333
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/30	4,565	5,036
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/31	4,000	4,385
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/32	3,790	4,124
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/33	2,500	2,705
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/34	2,000	2,154

California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	3,190	3,449
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.630%	3/7/17	50,610	50,610
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/27	3,000	3,257
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/29	11,215	12,103
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/36	2,740	2,864
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	3.000%	8/15/17	1,250	1,264
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/20	1,400	1,577
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/21	1,000	1,153
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/22	750	879
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/23	500	590
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/24	760	904
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/25	1,000	1,197
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/26	1,000	1,209
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/27	1,000	1,217
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/28	750	919
California Statewide Communities Development
Authority Revenue (St. Joseph Health
System)	4.500%	7/1/18 (ETM)	3,970	4,080
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/19	530	581
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/20	500	563
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,231
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,519
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	13,263

California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	1,170	1,171
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	3.000%	8/1/21	2,600	2,603
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,216
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	4.000%	5/15/17	4,675	4,702
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/17 (ETM)	1,800	1,817
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/18	765	795
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/18	1,000	1,042
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.500%	5/15/18 (Prere.)	5,000	5,286
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/19	500	535
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/20	500	547
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/21	825	918
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/22	2,515	2,832
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/23	1,250	1,420
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/24	1,000	1,142

California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/25	1,000	1,141
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/26	3,410	3,910
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/27	2,000	2,276
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/28	5,000	5,641
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/29	2,000	2,248
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.125%	5/15/31	7,000	7,701
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/32	2,475	2,736
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/33	3,375	3,712
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/34	1,750	1,916
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/35	2,000	2,182
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/17	1,500	1,528
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/18 (15)	2,000	2,117
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/19 (15)	2,080	2,271
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/21 (15)	5,225	5,641
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/22 (15)	6,020	6,346
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/24 (15)	6,860	7,144
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/22	1,130	1,307

Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/23	1,170	1,366
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/19 (4)	800	874
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/20 (4)	785	878
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/21 (4)	850	971
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/22 (4)	600	696
Castro Valley CA Unified School District GO	4.000%	8/1/17	500	507
Castro Valley CA Unified School District GO	4.000%	8/1/18	400	418
Centinela Valley CA Union High School District
GO	4.000%	8/1/30 (4)	2,025	2,185
Centinela Valley CA Union High School District
GO	4.000%	8/1/31 (4)	1,350	1,442
Centinela Valley CA Union High School District
GO	4.000%	8/1/32 (4)	3,355	3,561
Centinela Valley CA Union High School District
GO	4.000%	8/1/33 (4)	1,410	1,486
Centinela Valley CA Union High School District
GO	4.000%	8/1/34 (4)	5,465	5,727
2 Central Basin Municipal Water District California
COP TOB VRDO	0.790%	3/7/17 (4)	7,500	7,500
Central CA Unified School District GO	5.500%	8/1/19 (Prere.)	3,000	3,322
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/17	1,000	1,015
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/19	765	832
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20	1,025	1,153
Cerritos CA Community College District GO	0.000%	8/1/20	500	473
Cerritos CA Community College District GO	0.000%	8/1/22	500	445
Cerritos CA Community College District GO	0.000%	8/1/23	500	425
Cerritos CA Community College District GO	4.000%	8/1/30	3,480	3,710
Cerritos CA Community College District GO	4.000%	8/1/32	2,260	2,373
Chabot-Las Positas CA Community College
District GO	2.000%	8/1/17	930	935
Chabot-Las Positas CA Community College
District GO	3.000%	8/1/18	850	875
Chabot-Las Positas CA Community College
District GO	2.000%	8/1/19	1,000	1,021
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/19	360	385
Chabot-Las Positas CA Community College
District GO	3.000%	8/1/20	1,500	1,585
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/20	500	564

Chabot-Las Positas CA Community College
District GO	5.000%	8/1/23	2,225	2,651
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	2,500	2,903
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	7,500	8,586
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	7,500	8,535
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	13,000	14,728
Chaffey CA Community College District GO	5.000%	6/1/32	5,000	5,728
Chaffey CA Union High School District GO	0.000%	8/1/20	400	377
Chaffey CA Union High School District GO	0.000%	8/1/21	500	459
Chaffey CA Union High School District GO	0.000%	8/1/22	500	440
Chaffey CA Union High School District GO	0.000%	8/1/23	600	504
Chaffey CA Union High School District GO	0.000%	8/1/24	500	400
Chaffey CA Union High School District GO	0.000%	8/1/25	655	494
Chaffey CA Union High School District GO	0.000%	8/1/26	1,430	1,028
Chaffey CA Union High School District GO	0.000%	8/1/28	2,000	1,301
Chino Basin Regional Financing Authority
California Revenue (Inland Empire Utilities
Agency) VRDO	0.630%	3/7/17 LOC	4,365	4,365
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24 (4)	675	793
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25 (4)	1,000	1,181
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (15)	625	702
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27 (15)	1,195	1,386
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	1,170	1,334
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	6,245	6,249
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	4.000%	9/1/17	700	711
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	1,165	1,232
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,265	2,468
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/20	1,185	1,322
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/21	2,500	2,845
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	2,615	2,985
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.250%	9/1/24	3,225	3,691
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/25	3,495	4,054
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/26	3,685	4,265
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,119
Citrus CA Community College District GO	0.000%	8/1/33	1,000	818
Citrus CA Community College District GO	0.000%	8/1/35	3,150	2,551
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,582

Coast CA Community College District GO	0.000%	8/1/33	8,000	4,007
Coast CA Community College District GO	5.000%	8/1/33	3,000	3,465
Colton CA Joint Unified School District GO	5.000%	8/1/23 (4)	765	900
Colton CA Joint Unified School District GO	5.000%	8/1/25 (4)	1,000	1,164
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	4.000%	8/1/18	1,000	1,041
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/19	1,040	1,131
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/20 (15)	1,230	1,370
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/22 (15)	1,215	1,404
Conejo Valley CA Unified School District GO	0.000%	8/1/21 (4)	2,000	1,835
Conejo Valley CA Unified School District GO	0.000%	8/1/22 (4)	2,750	2,432
Conejo Valley CA Unified School District GO	0.000%	8/1/23 (4)	2,500	2,126
Conejo Valley CA Unified School District GO	0.000%	8/1/24 (4)	3,000	2,446
Conejo Valley CA Unified School District GO	0.000%	8/1/25 (4)	3,380	2,588
Conejo Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,500	2,544
Conejo Valley CA Unified School District GO	0.000%	8/1/27 (4)	3,000	2,063
Conejo Valley CA Unified School District GO	0.000%	8/1/28 (4)	2,290	1,484
Contra Costa CA Community College District
GO	5.000%	8/1/24	4,140	4,803
Contra Costa CA Community College District
GO	5.000%	8/1/32	3,000	3,425
Contra Costa CA Community College District
GO	5.000%	8/1/33	4,000	4,544
Contra Costa CA Municipal Water District
Revenue	3.000%	10/1/19	10,000	10,444
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/20 (Prere.)	1,080	1,204
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/32	1,600	1,832
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/33	1,800	2,054
Contra Costa County CA Public Financing
Authority Lease Revenue	3.000%	6/1/20	1,000	1,048
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/20	800	889
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/21	700	796
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22	600	690
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	10,105	10,212
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	2,335	2,716
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	1,130	1,314
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	500	568
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	500	582
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,722
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,845
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,512
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	855
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	1,035

Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	1,139
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	1,055
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	869
Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,000	2,098
Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,525	2,648
Corona-Norco CA Unified School District GO	4.000%	8/1/34	3,000	3,127
Corona-Norco CA Unified School District GO	4.000%	8/1/34	2,000	2,085
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/23	1,145	1,315
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/24	1,325	1,528
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/25	2,525	2,885
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/27	1,000	1,129
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/28	1,590	1,785
Cupertino CA Union School District GO	5.000%	8/1/25	3,235	3,826
Cupertino CA Union School District GO	5.000%	8/1/32	480	572
Cupertino CA Union School District GO	5.000%	8/1/33	545	646
Cupertino CA Union School District GO	5.000%	8/1/34	245	289
Del Mar CA Race Track Authority Revenue	4.000%	10/1/21	1,380	1,444
Del Mar CA Race Track Authority Revenue	5.000%	10/1/24	1,585	1,726
Del Mar CA Race Track Authority Revenue	5.000%	10/1/26	1,745	1,870
Del Mar CA Race Track Authority Revenue	5.000%	10/1/27	1,835	1,960
Del Mar CA Race Track Authority Revenue	5.000%	10/1/29	1,010	1,075
Del Mar CA Race Track Authority Revenue	5.000%	10/1/35	1,665	1,765
Desert CA Community College District GO	4.000%	8/1/19	1,500	1,606
Desert CA Community College District GO	5.000%	8/1/20	1,760	1,983
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/35	8,455	9,777
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/25	6,265	7,646
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/28	5,300	6,532
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	2,005	2,230
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	16,020	17,798
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	3,975	4,677
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,015	4,698
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/33	4,280	4,987
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/34	1,855	2,152
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	3,050	3,527
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	4,820
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/29	6,000	6,928

Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/19	2,030	2,217
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/20	2,500	2,815
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/21	1,500	1,733
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/22	1,000	1,175
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/23	1,500	1,787
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/24	1,000	1,203
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/25	1,000	1,213
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/26	1,000	1,222
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/27	2,445	2,963
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/28	1,875	2,253
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/29	2,625	3,146
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/29	3,620	4,320
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/30	2,500	2,976
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/31	5,000	5,903
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/31	3,000	3,547
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/32	5,000	5,867
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/32	2,500	2,938
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/33	5,000	5,827
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/33	3,750	4,384
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/34	4,720	5,492
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/35	4,970	5,752
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/36	2,310	2,661
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/18 (Prere.)	1,000	1,055
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/18 (Prere.)	6,220	6,564
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/18 (Prere.)	5,245	5,535
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.450%	3/1/17	30,300	30,300
1,2 Eaton Vance California Municipal Bond Fund II	1.490%	7/1/19	8,300	8,301
El Camino CA Community College District GO	2.000%	8/1/17	1,750	1,760
El Camino CA Community College District GO	2.000%	8/1/17	2,200	2,213
El Camino CA Community College District GO	0.000%	8/1/29	8,065	5,215
El Camino CA Community College District GO	0.000%	8/1/32	10,000	5,655

El Camino CA Community College District GO	0.000%	8/1/33	3,500	1,889
El Camino CA Community College District GO	5.000%	8/1/34	1,100	1,275
El Camino CA Community College District GO	5.000%	8/1/35	1,230	1,421
El Camino CA Community College District GO	5.000%	8/1/36	1,400	1,611
El Dorado CA Irrigation District Revenue	4.500%	3/1/19 (4)	2,000	2,138
El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,658
El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,604
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	1,500	1,739
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	5,460	6,120
El Dorado County CA Community Facilities
District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,281
Elk Grove CA Finance Authority Special Tax
Revenue	3.000%	9/1/18	425	437
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/19	655	697
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/20	560	605
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/21	450	512
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/22	425	491
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/33 (15)	2,000	2,250
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/34 (15)	3,970	4,455
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/35 (15)	3,735	4,176
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/28	1,000	1,105
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/29	800	880
Escondido CA GO	5.000%	9/1/22	755	890
Escondido CA GO	5.000%	9/1/23	2,030	2,422
Escondido CA GO	5.000%	9/1/24	825	995
Escondido CA GO	5.000%	9/1/25	1,000	1,216
Evergreen CA School District Election GO	3.000%	8/1/17	1,500	1,515
Evergreen CA School District Election GO	4.000%	8/1/34	1,070	1,111
Evergreen CA School District Election GO	4.000%	8/1/36	1,870	1,927
1,2 Fairfield-Suisun CA Unified School District GO
TOB PUT	0.710%	3/2/17	16,355	16,355
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26	1,725	1,903
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27	1,810	1,989
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28	1,900	2,078
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,347
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23 (2)	2,875	2,885
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24 (2)	3,575	3,588
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,496
Fontana CA Unified School District GO	5.250%	8/1/18 (Prere.)	4,350	4,624
Foothill-De Anza CA Community College District
GO	4.500%	8/1/17 (Prere.)	2,600	2,643

Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/20 (4)	3,930	3,752
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,780
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/22 (4)	12,255	10,869
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/23 (4)	16,430	13,964
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/24 (4)	1,880	1,530
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/25	2,130	1,671
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/26	3,000	2,383
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/27	5,000	4,009
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/31 (4)	1,000	863
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	5,000	5,856
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/18	625	633
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	22,880	24,457
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	25,000	28,599
Fremont CA Unified School District GO	4.000%	8/1/29	1,070	1,148
Fremont CA Unified School District GO	4.000%	8/1/30	1,415	1,508
Fremont CA Unified School District GO	4.000%	8/1/31	1,790	1,889
Fremont CA Unified School District GO	4.000%	8/1/32	2,195	2,304
Fremont CA Unified School District GO	4.000%	8/1/33	2,630	2,745
Fremont CA Unified School District GO	4.000%	8/1/34	3,105	3,226
Fremont CA Union High School District GO	4.000%	8/1/17	3,750	3,805
Fremont CA Union High School District GO	4.000%	8/1/32	1,000	1,063
Fremont CA Union High School District GO	4.000%	8/1/34	2,085	2,193
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	878
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/26	1,000	1,115
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/32	1,600	1,741
Gavilan CA Joint Community College District
GO	5.000%	8/1/32	4,200	4,852
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/33	2,400	2,692
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/22 (15)	1,555	1,723
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/23 (15)	2,310	2,559
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/24 (15)	1,400	1,649
Golden State Tobacco Securitization Corp.
California Revenue	3.000%	6/1/17	2,000	2,012
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/17	610	617

Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	1,500	1,630
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	1,750	1,954
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	1,000	1,143
Golden State Tobacco Securitization Corp.
California Revenue	4.550%	6/1/22 (4)	470	488
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	6,500	4,536
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/31	3,700	3,875
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	7,000	7,832
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	11,000	12,274
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/35	1,170	1,180
2 Golden State Tobacco Securitization Corp.
California Revenue TOB VRDO	0.850%	3/7/17 LOC	12,205	12,205
Grossmont CA Union High School District GO	5.000%	8/1/22	1,250	1,468
Grossmont CA Union High School District GO	0.000%	2/1/25 (4)	1,400	1,091
Grossmont CA Union High School District GO	0.000%	8/1/26 (4)	2,040	1,475
Grossmont CA Union High School District GO	0.000%	8/1/27 (4)	2,825	1,941
Grossmont CA Union High School District GO	0.000%	8/1/28 (4)	2,905	1,880
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	2,137
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	4,422
Grossmont CA Union High School District GO	4.000%	8/1/33	10,000	10,444
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/22 (12)	5,480	5,785
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/23 (12)	5,000	5,275
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	10,948
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	15,059
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/26 (4)	1,420	1,687
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/28 (4)	2,575	3,010
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/29 (4)	2,390	2,774
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/31 (4)	2,385	2,740
Hartnell CA Community College GO	5.000%	8/1/21	500	578
Hartnell CA Community College GO	5.000%	8/1/22	500	588
Hayward CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27	1,950	2,290
Hayward CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,370
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	3,465	3,945
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	4,930	5,613
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	1,500	1,702
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	4,240	4,786
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	1,700	1,919
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	3,045	3,422
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	6,130	6,888

Hemet CA Unified School District Financing
Authority Special Tax Revenue	3.000%	9/1/17	250	252
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/18	280	290
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/19	350	368
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/20	250	266
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/21	175	195
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/22	500	563
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/23	500	565
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/24	615	693
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25	385	428
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/27	950	1,040
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,361
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/32	550	588
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/33	580	617
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/34	360	381
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,000	1,161
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,235	1,425
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	1,500	1,704
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20	1,000	1,135
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/21	1,000	1,161
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	1,000	1,182
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	525	621
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/23	1,500	1,794
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	1,000	1,208
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	670	810
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/25	1,250	1,524
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	2,265	2,789
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27	500	601
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/28	600	714
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	3,000	3,499
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/18 (4)	1,000	1,043
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/19 (4)	1,225	1,305
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	1,285	1,435
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	1,615	1,842
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	1,195	1,383
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	750	875

Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	610	717
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.540%	3/1/17 LOC	4,200	4,200
Irvine CA Ranch Water District Revenue VRDO	0.450%	3/1/17 LOC	12,100	12,100
Irvine CA Ranch Water District Revenue VRDO	0.450%	3/1/17 LOC	18,950	18,950
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/18	1,350	1,405
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,126
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	2,425	2,613
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,908
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	456
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/20	350	386
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/22	1,125	1,274
Irvine CA Reassessment District No. 15-1
Improvement Revenue	5.000%	9/2/22	1,000	1,158
Irvine CA Reassessment District No. 15-2
Improvement Revenue	3.000%	9/2/17	400	404
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/18	500	519
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/20	750	801
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/21	675	756
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/22	650	734
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/23	800	906
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/24	850	961
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/25	450	506
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/26	800	892
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.540%	3/1/17 LOC	1,800	1,800
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.450%	3/1/17 LOC	59,400	59,400
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.450%	3/1/17 LOC	9,000	9,000
Irvine CA Unified School District Community
Facilities District No. 09-A Special Tax
Revenue VRDO	0.450%	3/1/17 LOC	30,300	30,300
Irvine Ranch CA Water District COP	5.000%	3/1/32	3,630	4,306
Irvine Ranch CA Water District COP	5.000%	3/1/33	2,790	3,292
Irvine Ranch CA Water District COP	5.000%	3/1/34	1,300	1,527
Irvine Ranch CA Water District COP	5.000%	3/1/35	1,540	1,801
Irvine Ranch CA Water District COP	5.000%	3/1/36	1,000	1,166
Irvine Ranch CA Water District Revenue	5.000%	2/1/33	1,000	1,178

Irvine Ranch CA Water District Revenue	5.000%	2/1/34	2,000	2,346
Irvine Ranch CA Water District Revenue	5.000%	2/1/35	2,500	2,921
Irvine Ranch CA Water District Revenue	5.000%	2/1/36	2,665	3,104
Jefferson CA Union High School District GO	4.000%	8/1/18 (15)	750	782
Jefferson CA Union High School District GO	5.000%	8/1/19 (15)	625	682
Jefferson CA Union High School District GO	5.000%	8/1/20 (15)	500	560
Jefferson CA Union High School District GO	5.000%	8/1/21 (15)	500	574
Jefferson CA Union High School District GO	5.000%	8/1/22 (15)	700	813
Jefferson CA Union High School District GO	5.000%	8/1/23 (15)	1,000	1,176
Jefferson CA Union High School District GO	5.000%	8/1/24 (15)	875	1,036
Jefferson CA Union High School District GO	5.000%	8/1/25 (15)	860	1,026
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/18	770	798
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/19	1,095	1,157
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/20	1,385	1,481
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/21	500	561
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/22	1,535	1,745
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/23	1,365	1,562
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24	620	711
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25	1,725	1,987
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/17	1,110	1,122
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/18	3,255	3,407
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19	3,415	3,680
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,749
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	3,755	4,228
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,508
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/36	4,930	4,957
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	750	875
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,250	1,441
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,250	1,428
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,000	1,147
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/29	1,000	1,142
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,500	1,668
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	2,095	2,321
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/32	1,515	1,709
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,176
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23	300	335
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24	310	343
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25	550	603
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29	750	808

Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/21	1,810	2,029
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/23	2,190	2,500
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	5,420	3,590
Long Beach CA Community College District GO	0.000%	6/1/29 (ETM)	960	686
Long Beach CA Finance Authority Lease
Revenue	6.000%	11/1/17 (2)	620	637
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	415	449
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,255	3,567
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/21	500	561
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/22	260	295
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	7,905	8,986
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.106%	11/15/25	16,845	16,085
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.126%	11/15/26	10,025	9,420
Long Beach CA Harbor Revenue	5.000%	5/15/33	1,000	1,152
Long Beach CA Harbor Revenue	5.000%	5/15/34	2,000	2,295
Long Beach CA Harbor Revenue	5.000%	5/15/35	2,825	3,231
Long Beach CA Unified School District GO	4.000%	8/1/17	2,550	2,586
Long Beach CA Unified School District GO	0.000%	8/1/27	2,500	1,747
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,683
Los Angeles CA Community College District GO	2.000%	8/1/17	3,350	3,369
3 Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	5,000	5,093
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	20	21
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,250	4,500
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	35	37
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5,000	5,294
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,500	6,883
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	45	48
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5	5
Los Angeles CA Community College District GO	3.000%	8/1/19	3,200	3,351
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	6,960	7,623
Los Angeles CA Community College District GO	5.500%	8/1/19 (Prere.)	5,000	5,536
Los Angeles CA Community College District GO	4.000%	8/1/20	1,000	1,095
Los Angeles CA Community College District GO	4.000%	8/1/21	555	618
Los Angeles CA Community College District GO	5.000%	8/1/22	3,000	3,534
Los Angeles CA Community College District GO	5.000%	8/1/24	4,735	5,720
Los Angeles CA Community College District GO	5.000%	8/1/24	12,420	15,003
Los Angeles CA Community College District GO	5.000%	8/1/25	10,910	13,305
Los Angeles CA Community College District GO	5.000%	8/1/27	7,535	9,016
Los Angeles CA Community College District GO	5.000%	8/1/28	24,745	29,361
Los Angeles CA Community College District GO	4.000%	8/1/30	4,045	4,351
Los Angeles CA Community College District GO	4.000%	8/1/30	1,000	1,066
Los Angeles CA Community College District GO	5.000%	8/1/30	7,000	8,209
Los Angeles CA Community College District GO	4.000%	8/1/31	6,145	6,505
Los Angeles CA Community College District GO	4.000%	8/1/31	4,320	4,597
Los Angeles CA Community College District GO	5.000%	8/1/31	20,000	23,310
Los Angeles CA Community College District GO	4.000%	8/1/32	5,205	5,510
Los Angeles CA Community College District GO	4.000%	8/1/32	14,500	15,349
Los Angeles CA Community College District GO	4.000%	8/1/33	19,215	20,236

Los Angeles CA Community College District GO	5.000%	8/1/36	8,705	10,055
2 Los Angeles CA Community College District GO
TOB VRDO	0.660%	3/7/17	2,800	2,800
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/23	800	916
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/24	1,000	1,148
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/25	1,500	1,704
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/26	1,200	1,356
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/27	2,000	2,247
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	4,000	4,204
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/18 (Prere.)	3,000	3,162
Los Angeles CA Department of Airports
International Airport Revenue	4.500%	5/15/19	1,305	1,404
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/21	1,145	1,312
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,000	1,167
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,643
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	950	1,122
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	1,956
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,721
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,300	1,557
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,500	6,141
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	1,500	1,790
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	2,000	2,367
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	2,000	2,349
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	11,227
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,850
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,115	1,287
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	11,223
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	2,019

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,200	1,397
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,190	1,373
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,700	1,953
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,510	1,728
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,135	4,716
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,750	5,422
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,277
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/17	5,000	5,076
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/21 (Prere.)	140	162
Los Angeles CA Department of Water & Power
Revenue	4.000%	7/1/22	1,000	1,131
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	9,860	11,261
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	2,500	2,955
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	1,000	1,178
Los Angeles CA Department of Water & Power
Revenue	4.000%	7/1/23	2,150	2,450
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,335	1,433
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,750	2,099
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	2,490	2,974
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	5,605	6,501
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	2,975
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	810	982
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	3,000	3,620
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	500	611
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	1,375	1,670
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	10,000	11,673
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,524
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	750	908
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,670	2,025
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	6,000	7,276

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,500	1,732
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,000	2,111
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,772
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	8,000	9,404
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,139
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,782
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,500	1,738
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	500	589
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	2,000	2,329
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	10,000	11,509
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	2,500	2,900
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	4,690	5,441
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	15,000	17,367
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	7,000	8,051
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	1,940	1,966
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,500	8,654
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	3,300	3,809
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,080	7,019
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	14,205	16,293
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,000	8,118
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,730	7,704
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,500	1,742
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,525	6,424
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,000	5,770
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	4,500	5,209
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	7,500	8,580
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,000	2,290
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	5,305	6,074

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	12,005	13,746
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,500	1,728
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,250	2,595
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,050	1,206
Los Angeles CA Department of Water & Power
Revenue VRDO	0.460%	3/1/17	24,300	24,300
Los Angeles CA Department of Water & Power
Revenue VRDO	0.460%	3/1/17	15,200	15,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.460%	3/1/17	15,400	15,400
Los Angeles CA Department of Water & Power
Revenue VRDO	0.470%	3/1/17	17,400	17,400
Los Angeles CA Department of Water & Power
Revenue VRDO	0.470%	3/1/17	43,150	43,150
Los Angeles CA Department of Water & Power
Revenue VRDO	0.500%	3/1/17	5,400	5,400
Los Angeles CA Department of Water & Power
Revenue VRDO	0.510%	3/1/17	6,700	6,700
Los Angeles CA Department of Water & Power
Revenue VRDO	0.590%	3/7/17	24,350	24,350
Los Angeles CA GO	5.000%	9/1/21 (Prere.)	5,850	6,776
Los Angeles CA GO	5.000%	9/1/21 (Prere.)	5,850	6,776
Los Angeles CA GO	5.000%	9/1/22	10,000	11,607
Los Angeles CA Harbor Department Revenue	5.000%	8/1/20	500	565
Los Angeles CA Harbor Department Revenue	5.000%	8/1/21	750	869
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,349
Los Angeles CA Harbor Department Revenue	5.000%	8/1/30	4,000	4,757
Los Angeles CA Harbor Department Revenue	5.000%	8/1/31	2,400	2,841
Los Angeles CA Harbor Department Revenue	5.000%	8/1/32	4,300	5,059
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	3,500	4,096
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	2,560	2,922
Los Angeles CA Harbor Department Revenue	4.000%	8/1/34	3,000	3,134
Los Angeles CA Harbor Department Revenue	4.000%	8/1/35	2,660	2,768
Los Angeles CA Harbor Department Revenue	5.000%	8/1/35	1,925	2,182
Los Angeles CA Harbor Department Revenue	4.000%	8/1/36	2,500	2,591
Los Angeles CA Harbor Department Revenue	5.000%	8/1/36	1,985	2,245
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/24	6,275	7,467
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	5,000	5,979
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	8,000	9,567
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/26	3,000	3,618
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/27	4,000	4,779
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	9,805	11,532
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	10,400	10,677
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	2,780	2,840

Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/35	12,000	12,212
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	1,000	1,015
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,515	3,568
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	2,900	2,948
Los Angeles CA Unified School District GO	5.000%	7/1/19	8,740	9,545
Los Angeles CA Unified School District GO	5.000%	7/1/19	53,000	57,881
Los Angeles CA Unified School District GO	5.000%	7/1/19	4,860	5,308
Los Angeles CA Unified School District GO	5.000%	7/1/19	12,690	13,859
Los Angeles CA Unified School District GO	3.000%	7/1/20	16,030	16,994
Los Angeles CA Unified School District GO	3.000%	7/1/20	13,000	13,782
Los Angeles CA Unified School District GO	5.000%	7/1/20	28,975	32,611
Los Angeles CA Unified School District GO	5.000%	7/1/20	15,000	16,882
Los Angeles CA Unified School District GO	4.000%	7/1/21	10,000	11,123
Los Angeles CA Unified School District GO	5.000%	7/1/21	9,945	10,832
Los Angeles CA Unified School District GO	5.000%	7/1/21	12,500	14,429
Los Angeles CA Unified School District GO	4.000%	7/1/22	18,320	20,607
Los Angeles CA Unified School District GO	4.000%	7/1/23	3,265	3,701
Los Angeles CA Unified School District GO	5.000%	7/1/23	5,000	5,966
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,465	4,135
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,594
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,035	15,727
Los Angeles CA Unified School District GO	5.000%	7/1/24	10,900	13,151
Los Angeles CA Unified School District GO	5.000%	7/1/25	6,000	6,882
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,300	1,558
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,748
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,862
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	6,200
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,669
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,731
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,660
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,974
Los Angeles CA Unified School District GO	5.000%	7/1/28	12,000	14,195
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	5,635
Los Angeles CA Unified School District GO	5.000%	7/1/29	2,500	2,857
Los Angeles CA Unified School District GO	5.000%	7/1/29	17,510	20,577
Los Angeles CA Unified School District GO	5.000%	7/1/30	3,000	3,415
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,330
Los Angeles CA Unified School District GO	5.000%	7/1/31	3,000	3,407
Los Angeles CA Unified School District GO	5.000%	7/1/32	2,700	3,059
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,385	1,501
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,580	1,713
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	1,800	2,021
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	2,000	2,304
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22	2,750	3,228
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	1,250	1,490
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,045	15,149
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	11,551
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,420	6,187
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	12,385
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	19,142
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,500	1,729
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	5,000	5,633
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	4,500	5,087
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/25	1,000	1,218

Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/26	2,000	2,414
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/19	1,600	1,744
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,355
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,000	3,470
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	10,000	11,585
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,075	5,971
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	10,000	11,562
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	4,838
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,452
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,397
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,922
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,500	6,871
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,893
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,000	11,659
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,869
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	11,623
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,849
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/21	1,000	1,151
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21	2,440	2,829
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/22	1,000	1,170
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22	1,275	1,501
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/23	1,500	1,738
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/24	1,515	1,753
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24	1,325	1,590
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/25	1,325	1,519
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25	875	1,056
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/30	2,500	2,841
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	3,000	3,410

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/33	6,190	7,116
2 Los Angeles County CA Public Works Financing
Authority Lease Revenue TOB VRDO	0.690%	3/7/17	2,750	2,750
Los Angeles County CA Public Works Financing
Authority Revenue (Regional Park & Open
Space District)	5.250%	10/1/17 (4)	1,000	1,027
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/21	1,670	1,906
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/22	4,555	5,274
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/23	2,105	2,464
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/24	2,215	2,578
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/21	295	295
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/19	730	801
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	1,000	1,127
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/29	1,370	1,601
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/30	3,060	3,559
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/31	4,300	4,986
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/32	6,000	6,908
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/33	8,350	9,566
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/34	4,000	4,563
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	3,790	4,308
Los Angeles County CA Unified School District
GO	5.000%	7/1/21	12,500	14,429
Los Angeles County CA Unified School District
GO	5.000%	7/1/28	15,000	18,120
M-S-R California Energy Authority Revenue	7.000%	11/1/34	12,665	17,525
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,600	11,900
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,765	12,128
Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.510%	3/1/17 LOC	1,800	1,800
Manteca CA Unified School District GO	5.000%	8/1/18	2,215	2,344
Manteca CA Unified School District GO	5.000%	8/1/19	2,495	2,730
Manteca CA Unified School District GO	5.000%	8/1/20	1,000	1,127
Manteca CA Unified School District GO	5.000%	8/1/21	1,000	1,155
Manteca CA Unified School District GO	5.000%	8/1/22	1,000	1,176

Manteca CA Unified School District GO	5.000%	8/1/23	1,100	1,311
Marin CA Community College District GO	5.000%	8/1/23	550	656
Marin CA Community College District GO	5.000%	8/1/24	445	537
Marin CA Community College District GO	5.000%	8/1/25	550	670
Marin CA Community College District GO	4.000%	8/1/32	1,000	1,061
Marin CA Community College District GO	4.000%	8/1/34	1,000	1,048
Marin CA Community College District GO	4.000%	8/1/36	665	691
Marin CA Healthcare District GO	5.000%	8/1/28	435	515
Marin CA Healthcare District GO	5.000%	8/1/30	500	584
Marin CA Healthcare District GO	5.000%	8/1/31	1,000	1,159
Marin CA Healthcare District GO	5.000%	8/1/32	1,850	2,133
Marin CA Healthcare District GO	5.000%	8/1/33	1,350	1,546
Marin CA Healthcare District GO	5.000%	8/1/34	1,250	1,427
Marin CA Healthcare District GO	4.000%	8/1/35	1,750	1,812
Marina Coast Water District California Enterprise
Revenue	4.000%	6/1/22	1,090	1,207
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	1,780	1,789
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,630	2,643
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,508
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/19	445	487
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/20	400	449
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/21 (4)	530	610
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/22 (4)	500	583
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/26 (4)	1,000	1,186
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/27 (4)	1,250	1,471
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/29 (4)	400	463
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,700	3,119
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/23	1,000	1,194
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/24	3,500	4,228
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,365	4,105
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/26	3,250	3,932
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	2,120	2,418
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	3,585	4,070

Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,225
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,172
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,250	2,566
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	12,561
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	11,312
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	2,605	2,834
Metropolitan Water District of Southern
California Revenue VRDO	0.590%	3/7/17	17,200	17,200
Metropolitan Water District of Southern
California Revenue VRDO	0.590%	3/7/17	20,120	20,120
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/29	1,625	1,803
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/30	1,760	1,945
Modesto CA Irrigation District COP	5.000%	7/1/18 (Prere.)	3,855	4,070
Modesto CA Irrigation District Electric Revenue	5.000%	10/1/18	5,900	6,279
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,145
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,000	1,162
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,475	1,679
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,840	2,087
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,541
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	2,957
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	5,858
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,235
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,411
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	4,901
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,263
Mount Diablo CA Unified School District GO	5.000%	8/1/17	2,000	2,036
Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,585
Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	712
Mount Diablo CA Unified School District GO	5.000%	8/1/20	700	789
Mount Diablo CA Unified School District GO	5.000%	8/1/21	765	884
Mount San Antonio CA Community College
District GO	0.000%	8/1/25	2,000	1,556
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,720
Mountain View-Whisman CA School District
COP	4.000%	6/1/19	400	425
Mountain View-Whisman CA School District
COP	4.000%	6/1/20	500	542

Mountain View-Whisman CA School District
COP	5.000%	6/1/21	285	326
Mountain View-Whisman CA School District
COP	5.000%	6/1/22	400	465
Mountain View-Whisman CA School District GO	5.000%	9/1/24	400	486
Mountain View-Whisman CA School District GO	5.000%	9/1/25	600	736
Mountain View-Whisman CA School District GO	5.000%	9/1/26	1,050	1,303
Murrieta Valley CA Unified School District GO	2.000%	9/1/17 (4)	500	503
Murrieta Valley CA Unified School District GO	3.000%	9/1/18 (4)	500	515
Murrieta Valley CA Unified School District GO	5.000%	9/1/19 (4)	575	629
Murrieta Valley CA Unified School District GO	5.000%	9/1/20 (4)	775	871
Murrieta Valley CA Unified School District GO	4.000%	9/1/21 (4)	250	276
Murrieta Valley CA Unified School District GO	5.000%	9/1/21 (4)	1,605	1,846
Murrieta Valley CA Unified School District GO	4.000%	9/1/22 (4)	320	356
Murrieta Valley CA Unified School District GO	4.000%	9/1/23 (4)	850	949
Murrieta Valley CA Unified School District GO	5.000%	9/1/23 (4)	1,450	1,711
Murrieta Valley CA Unified School District GO	4.000%	9/1/24 (4)	350	391
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	700	829
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	1,400	1,657
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	520	611
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	1,625	1,909
Murrieta Valley CA Unified School District GO	5.000%	9/1/27 (4)	465	541
Murrieta Valley CA Unified School District GO	5.000%	9/1/28 (4)	300	346
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/21 (Prere.)	5,150	6,197
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,625	3,061
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	1,895
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	902
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	7,977
Northern California Gas Authority No. 1
Revenue	1.269%	7/1/17	6,620	6,626
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,104
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,339
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	3,805
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,708
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,656
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,705
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,408
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,809
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,803
Northern California Transmission Agency
Revenue	5.000%	5/1/20	250	279
Northern California Transmission Agency
Revenue	5.000%	5/1/21	245	280
Northern California Transmission Agency
Revenue	5.000%	5/1/22	200	233
Northern California Transmission Agency
Revenue	5.000%	5/1/23	375	442

Northern California Transmission Agency
Revenue	5.000%	5/1/24	500	595
Northern California Transmission Agency
Revenue	5.000%	5/1/25	1,895	2,275
Northern California Transmission Agency
Revenue	5.000%	5/1/27	1,250	1,499
Northern California Transmission Agency
Revenue	5.000%	5/1/28	1,000	1,189
Northern California Transmission Agency
Revenue	5.000%	5/1/29	1,500	1,772
Northern California Transmission Agency
Revenue	5.000%	5/1/31	1,250	1,461
Northern California Transmission Agency
Revenue	5.000%	5/1/32	2,500	2,901
Northern California Transmission Agency
Revenue	5.000%	5/1/33	4,245	4,899
Northern California Transmission Agency
Revenue	5.000%	5/1/34	3,100	3,562
Northern California Transmission Agency
Revenue	5.000%	5/1/36	5,000	5,702
Northern California Transmission Agency
Revenue	5.000%	5/1/37	3,500	3,982
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/17	1,650	1,674
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/18	1,860	1,916
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/19	2,085	2,217
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/20	2,340	2,527
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/21	1,220	1,327
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/22	1,360	1,484
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/23	1,500	1,634
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/24	1,660	1,791
2 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.720%	3/7/17 LOC	31,500	31,500
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/26	240	282
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/27	350	409
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/29	455	527
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/30	415	479
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/33	350	398
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/34	400	453
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/35	300	340
Oakland CA GO	5.000%	1/15/23	5,600	6,577
Oakland CA GO	5.000%	1/15/31	3,000	3,300

Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,258
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,810	4,001
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,668
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,386
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	3,000	3,400
Oakland CA Unified School District GO	5.000%	8/1/17	2,760	2,811
Oakland CA Unified School District GO	5.000%	8/1/18	6,145	6,505
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	13,657
Oakland CA Unified School District GO	5.000%	8/1/19	6,565	7,186
Oakland CA Unified School District GO	5.000%	8/1/20	5,000	5,637
Oakland CA Unified School District GO	5.000%	8/1/20	2,500	2,818
Oakland CA Unified School District GO	5.000%	8/1/21 (4)	3,000	3,467
Oakland CA Unified School District GO	5.000%	8/1/21	1,600	1,849
Oakland CA Unified School District GO	5.000%	8/1/22 (4)	2,325	2,736
Oakland CA Unified School District GO	5.000%	8/1/22	1,300	1,530
Oakland CA Unified School District GO	5.000%	8/1/23 (14)	3,700	3,764
Oakland CA Unified School District GO	5.500%	8/1/23	1,000	1,171
Oakland CA Unified School District GO	5.000%	8/1/24	1,275	1,537
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,175	2,639
Oakland CA Unified School District GO	5.000%	8/1/26	1,035	1,246
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	1,270	1,532
Oakland CA Unified School District GO	5.000%	8/1/27 (4)	1,160	1,385
Oakland CA Unified School District GO	5.000%	8/1/27	1,295	1,546
Oakland CA Unified School District GO	5.000%	8/1/28 (4)	1,230	1,455
Oakland CA Unified School District GO	5.000%	8/1/28	1,000	1,182
Oakland CA Unified School District GO	6.250%	8/1/28	2,000	2,398
Oakland CA Unified School District GO	5.000%	8/1/29	1,000	1,174
Oakland CA Unified School District GO	5.000%	8/1/31	2,350	2,722
Oakland CA Unified School District GO	5.000%	8/1/32	1,515	1,745
Oakland CA Unified School District GO	5.000%	8/1/33	1,245	1,425
Oakland CA Unified School District GO	5.000%	8/1/34	2,500	2,848
Ohlone CA Community College District GO	5.000%	8/1/21 (Prere.)	1,770	2,049
Ohlone CA Community College District GO	5.000%	8/1/22	750	883
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/27	1,285	1,522
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/28	1,765	2,080
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/29	2,280	2,675
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/30	1,400	1,640
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/31	2,525	2,939
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/32	2,660	3,083
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/33	2,165	2,497
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/21	1,200	1,354

Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/22	1,230	1,394
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/22	1,260	1,440
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/23	1,290	1,471
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/23	1,320	1,513
Orange County CA Sanitation District
Wastewater Revenue	5.000%	2/1/30	9,925	11,751
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/22	1,000	1,172
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/27	2,500	2,898
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/28	2,545	2,936
Orange County CA Water District COP	5.000%	8/15/19 (Prere.)	6,925	7,594
Orange County CA Water District Revenue	5.000%	8/15/33	8,000	9,348
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/21 (15)	425	486
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/24 (15)	1,000	1,169
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,174
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/26 (15)	1,100	1,294
Palm Springs CA Unified School District GO	5.000%	8/1/22	1,565	1,842
Palm Springs CA Unified School District GO	5.000%	8/1/23	3,785	4,515
Palm Springs CA Unified School District GO	5.000%	8/1/24	4,270	5,142
Palm Springs CA Unified School District GO	5.000%	8/1/25	4,775	5,803
Palm Springs CA Unified School District GO	5.000%	8/1/26	5,800	7,122
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,118
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,677
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,669
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,669
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/20	450	504
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/21	350	401
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/22	565	656
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/23	400	469
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/24	725	856
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	525	622
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	475	563
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	550	659
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	555	665

Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/27	430	510
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,595
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,490
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31	415	477
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,639
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/33	750	852
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/34 (14)	2,000	2,262
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/34	500	565
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/19	1,000	1,054
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/20	250	266
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/21	400	430
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/27	1,000	1,098
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	13,184
Palomar CA Community College District GO	4.000%	8/1/33	2,140	2,235
Palomar CA Community College District GO	4.000%	8/1/34	2,390	2,482
Palomar Pomerado Health California COP	6.625%	11/1/19 (Prere.)	5,000	5,717
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	7,055	6,125
Palomar Pomerado Health California GO	0.000%	8/1/24 (12)	5,130	4,054
Palomar Pomerado Health California GO	0.000%	8/1/27 (12)	3,095	2,118
Palomar Pomerado Health California GO	0.000%	8/1/27 (14)	16,165	11,132
Palomar Pomerado Health California GO	5.000%	8/1/28	1,490	1,750
Palomar Pomerado Health California GO	5.000%	8/1/28	6,955	8,167
Palomar Pomerado Health California GO	5.000%	8/1/29	795	924
Palomar Pomerado Health California GO	5.000%	8/1/29	4,000	4,649
Palomar Pomerado Health California GO	5.000%	8/1/30	1,130	1,301
Palomar Pomerado Health California GO	5.000%	8/1/31	775	886
Palomar Pomerado Health California GO	4.000%	8/1/32	4,000	4,153
Palomar Pomerado Health California GO	4.000%	8/1/33	3,500	3,614
Palomar Pomerado Health California GO	5.000%	8/1/33	1,200	1,357
Palomar Pomerado Health California GO	4.000%	8/1/34	5,000	5,134
Palomar Pomerado Health California Revenue	4.000%	11/1/18	810	829
Palomar Pomerado Health California Revenue	4.000%	11/1/19	1,250	1,292
Palomar Pomerado Health California Revenue	5.000%	11/1/20	1,125	1,212
Palomar Pomerado Health California Revenue	5.000%	11/1/21	1,375	1,501
Palomar Pomerado Health California Revenue	5.000%	11/1/23	2,410	2,677
Palomar Pomerado Health California Revenue	5.000%	11/1/24	2,390	2,651
Palomar Pomerado Health California Revenue	5.000%	11/1/25	2,250	2,497
Palomar Pomerado Health California Revenue	5.000%	11/1/26	1,875	2,085
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	4.000%	8/1/17	880	892
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/18	925	975

Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/19	1,415	1,539
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/20 (4)	1,505	1,687
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/21 (4)	1,455	1,669
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/22 (4)	2,965	3,445
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/23 (4)	2,485	2,921
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	6,050	4,223
Pasadena CA Unified School District GO	5.000%	8/1/23	835	995
Pasadena CA Unified School District GO	5.000%	8/1/24	1,000	1,204
Pasadena CA Unified School District GO	5.000%	8/1/25	750	911
Pasadena CA Unified School District GO	5.000%	8/1/25	1,000	1,215
Pasadena CA Unified School District GO	5.000%	8/1/26	500	614
Pasadena CA Unified School District GO	5.000%	8/1/26	1,000	1,228
Pasadena CA Unified School District GO	5.000%	5/1/30	3,695	4,174
Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,686
Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,242
Peralta CA Community College District Revenue	5.000%	8/1/23	1,000	1,191
Peralta CA Community College District Revenue	5.000%	8/1/24	1,325	1,596
Peralta CA Community College District Revenue	5.000%	8/1/25	250	304
Peralta CA Community College District Revenue	4.000%	8/1/26	1,375	1,543
Peralta CA Community College District Revenue	5.000%	8/1/27	815	977
Peralta CA Community College District Revenue	5.000%	8/1/28	2,455	2,919
Peralta CA Community College District Revenue	5.000%	8/1/29	2,985	3,524
Peralta CA Community College District Revenue	5.000%	8/1/30	2,260	2,653
Peralta CA Community College District Revenue	5.000%	8/1/31	1,490	1,736
Peralta CA Community College District Revenue	5.000%	8/1/32	2,340	2,695
Peralta CA Community College District Revenue	5.000%	8/1/34	2,925	3,332
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/17	3,045	3,099
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/19	3,755	4,088
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/19 (4)	6,300	6,866
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/20 (2)	2,460	2,304
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/20 (4)	5,880	6,564
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/21 (4)	2,000	2,281

Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/25 (2)	2,930	2,226
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/25 (4)	855	1,002
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/26 (4)	900	1,051
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/27 (4)	1,220	1,413
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/28 (4)	1,285	1,480
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/29 (2)	355	219
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/29 (4)	1,350	1,545
Pittsburg CA Water Revenue	4.000%	8/1/19	500	534
Pittsburg CA Water Revenue	4.000%	8/1/20	680	742
Pittsburg CA Water Revenue	4.000%	8/1/21	500	554
Pittsburg CA Water Revenue	5.000%	8/1/22	250	294
Placentia-Yorba Linda CA Unified School District
GO	2.000%	10/1/17 (4)	250	252
Placentia-Yorba Linda CA Unified School District
GO	4.000%	10/1/18 (4)	300	314
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/19	350	383
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/20	500	563
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/20 (4)	325	365
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/21	750	866
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/21 (4)	300	344
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/22	1,315	1,547
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/22 (4)	300	348
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/23	2,540	3,026
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/23 (4)	500	584
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/24	1,000	1,204
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/25	1,775	2,157
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	6,850	8,174
Pomona CA Unified School District GO	5.000%	8/1/22 (15)	440	511
Pomona CA Unified School District GO	5.000%	8/1/26 (15)	450	524
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	4,961
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,800	10,072

Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/22	2,215	2,549
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	3,535	4,099
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/23	3,325	3,864
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,370	1,610
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,993
Poway CA Unified School District GO	4.000%	9/1/17	250	253
Poway CA Unified School District GO	0.000%	8/1/18	4,565	4,485
Poway CA Unified School District GO	4.000%	9/1/18	450	467
Poway CA Unified School District GO	0.000%	8/1/19	5,425	5,232
Poway CA Unified School District GO	5.000%	9/1/19	980	1,059
Poway CA Unified School District GO	0.000%	8/1/20	3,280	3,094
Poway CA Unified School District GO	5.000%	9/1/20	610	673
Poway CA Unified School District GO	5.000%	9/1/21	320	359
Poway CA Unified School District GO	5.000%	9/1/22	455	517
Poway CA Unified School District GO	5.000%	9/1/23	1,565	1,761
Poway CA Unified School District GO	5.000%	8/1/26	5,125	5,756
Poway CA Unified School District GO	5.000%	9/1/26	990	1,098
Poway CA Unified School District GO	5.000%	8/1/27	1,625	1,925
Poway CA Unified School District GO	0.000%	8/1/28	9,070	6,174
Poway CA Unified School District GO	5.000%	9/1/29	1,195	1,311
Poway CA Unified School District GO	5.000%	9/1/30	2,545	2,789
Poway CA Unified School District GO	0.000%	8/1/31	1,095	640
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/20	1,145	1,239
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/21	1,000	1,098
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/22	860	951
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/22 (15)	715	828
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/15/22	435	472
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	1,005	1,175
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23 (15)	1,180	1,380
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24	1,530	1,797
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24 (15)	1,000	1,175
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25	1,645	1,942
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25 (15)	775	915
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26	2,520	2,986
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26 (15)	1,000	1,171
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/26	930	1,026
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,005	1,099

Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/29	1,015	1,099
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,255	1,353
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,000	1,112
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/31	1,315	1,412
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,430	1,528
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	990	1,091
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/33	1,530	1,627
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/34	1,620	1,717
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/35	1,720	1,818
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/27 (4)	1,700	1,961
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/28 (4)	2,700	3,094
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/30 (4)	1,500	1,702
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/31 (4)	1,400	1,582
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/32 (4)	1,710	1,922
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	12,000	12,108
Rancho Santiago CA Community College
District GO	5.125%	9/1/29 (4)	5,000	6,168
4 Redding CA Electric System Revenue	5.000%	6/1/21	400	456
4 Redding CA Electric System Revenue	5.000%	6/1/22	395	458
4 Redding CA Electric System Revenue	5.000%	6/1/23	500	586
4 Redding CA Electric System Revenue	5.000%	6/1/24	1,000	1,180
4 Redding CA Electric System Revenue	5.000%	6/1/25	830	984
4 Redding CA Electric System Revenue	5.000%	6/1/26	1,000	1,191
4 Redding CA Electric System Revenue	5.000%	6/1/27	1,350	1,613
4 Redding CA Electric System Revenue	5.000%	6/1/28	1,275	1,515
4 Redding CA Electric System Revenue	5.000%	6/1/29	1,495	1,767
Redding CA Joint Powers Financing Authority
Electric System Revenue	4.000%	6/1/23	325	357
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/24	300	350
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/25	375	440
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/26	675	795

Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/27	1,000	1,168
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/28	1,000	1,164
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/30	775	890
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/32	475	540
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	2,485
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/27	1,000	1,094
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/28	1,000	1,090
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/30	1,000	1,078
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,433
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,000	1,194
Riverside CA Community College District GO	0.000%	8/1/27	2,755	1,894
Riverside CA Community College District GO	0.000%	8/1/28	1,650	1,068
Riverside CA Community College District GO	5.000%	8/1/28	3,060	3,639
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,060
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,120
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,649
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,783
2 Riverside CA Electric Revenue TOB VRDO	0.670%	3/7/17	2,500	2,500
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,462
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,197
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/31 (4)	2,930	3,332
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/32 (4)	3,075	3,479
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,197
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/33 (4)	1,230	1,385
Riverside CA Sewer Revenue	5.000%	8/1/20	1,635	1,837
Riverside CA Sewer Revenue	5.000%	8/1/21	2,000	2,301
Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,522
Riverside CA Sewer Revenue	5.000%	8/1/23	3,750	4,421
Riverside CA Sewer Revenue	5.000%	8/1/24	2,000	2,380
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/19	1,220	1,320
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/20	1,280	1,414
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/23	1,410	1,611
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,745
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,801
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	1,899

Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/19	3,660	3,961
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/22	1,800	2,089
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/23	2,000	2,344
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,600	1,883
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/30	9,885	11,308
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	10,620	12,023
Riverside County CA Public Financing Authority
Tax Allocation Revenue	3.000%	9/1/17	1,635	1,653
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	9/1/18	2,460	2,568
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	9/1/19	2,560	2,730
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/20	2,665	2,982
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/21 (4)	2,550	2,930
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/22 (4)	1,830	2,129
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/23 (4)	2,445	2,877
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/17 (4)	375	382
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/18 (4)	500	524
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/19 (4)	1,000	1,096
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/21 (4)	1,150	1,324
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/22 (4)	1,320	1,538
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/23 (4)	1,905	2,244
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/24 (4)	2,005	2,380
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/25 (4)	1,440	1,721
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,160	1,347
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/30	3,000	3,476
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/31	4,000	4,635
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/32	3,000	3,476
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/33	2,000	2,317
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/22	2,500	2,044
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/23	3,630	2,822

Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/24	6,985	5,150
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/31	5,000	2,560
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/32	4,000	1,942
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/33	5,500	2,531
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/34	3,500	1,526
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	5,992
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	2,426
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/20 (Prere.)	6,120	6,798
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/29	330	395
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	200	239
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	750	872
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/31	515	595
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	250	293
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	1,290	1,482
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	350	407
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	1,000	1,142
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	250	290
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	2,000	2,280
Roseville CA Financing Authority Electric
System Revenue	4.000%	2/1/36	4,500	4,657
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,205	4,327
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	10,555
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,160	2,327
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/24	600	675
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/27	200	228
Roseville CA Special Tax Revenue	5.000%	9/1/20	1,055	1,160
Roseville CA Special Tax Revenue	5.000%	9/1/21	500	559
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/22 (15)	445	519
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/24 (15)	300	356
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/26 (15)	280	330

Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/27 (15)	425	498
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/28 (15)	250	291
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/29 (15)	500	578
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/31 (15)	1,160	1,330
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/33 (15)	1,280	1,452
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/34 (15)	1,340	1,514
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/19	3,990	4,399
Sacramento CA City Financing Authority
Revenue	4.000%	12/1/20	3,700	4,050
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/20	2,000	2,262
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/32 (15)	1,200	1,374
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/33 (15)	1,725	1,965
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/25 (14)	5,000	3,742
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/27 (14)	15,815	10,566
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/31 (14)	5,000	2,723
Sacramento CA City Unified School District GO	5.000%	7/1/20 (4)	500	560
Sacramento CA City Unified School District GO	5.000%	7/1/21 (4)	400	458
Sacramento CA City Unified School District GO	5.000%	7/1/22 (4)	700	814
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/17	1,250	1,269
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/18	725	765
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	1,155	1,259
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,410
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,157
Sacramento CA Financing Authority Lease
Revenue	4.000%	12/1/18	3,660	3,853
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/18	2,000	2,140
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/20	1,405	1,580
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	2,920	3,098
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	5,895	6,255

Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	11,902
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	1,325	1,597
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24 (4)	4,630	4,896
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	5,455	6,327
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	2,450	2,981
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25 (4)	9,380	9,915
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	2,400	2,951
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26 (4)	3,070	3,244
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	4,905	5,739
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,324
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/30	6,435	7,319
Sacramento CA Transportation Authority Sales
Tax Revenue	5.000%	10/1/21	2,300	2,661
Sacramento CA Unified School District GO	2.000%	8/1/18 (4)	1,545	1,568
Sacramento CA Unified School District GO	3.000%	8/1/19 (4)	1,215	1,268
Sacramento CA Unified School District GO	3.000%	8/1/20 (4)	1,000	1,054
Sacramento CA Unified School District GO	4.000%	8/1/21 (4)	1,000	1,105
Sacramento CA Unified School District GO	4.000%	8/1/22 (4)	750	833
Sacramento CA Unified School District GO	5.000%	8/1/23 (4)	1,105	1,299
Sacramento CA Water Revenue	5.000%	9/1/27	3,210	3,746
Sacramento County CA Airport Revenue	5.000%	7/1/18 (Prere.)	330	348
Sacramento County CA Airport Revenue	5.000%	7/1/18 (Prere.)	265	280
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	1,735	1,824
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	1,875
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,170	2,280
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,385
Sacramento County CA Airport Revenue	5.000%	7/1/30	5,240	5,776
Sacramento County CA Airport Revenue	5.000%	7/1/35	1,000	1,123
Sacramento County CA Airport Revenue	5.000%	7/1/36	2,000	2,239
Sacramento Regional Transit District	5.000%	9/1/20 (Prere.)	405	457
Sacramento Regional Transit District	5.000%	9/1/20 (Prere.)	1,155	1,305
Sacramento Regional Transit District	5.000%	9/1/20 (Prere.)	1,100	1,242
Sacramento Regional Transit District	5.000%	9/1/20 (Prere.)	975	1,101
Sacramento Regional Transit District	5.000%	9/1/20 (Prere.)	925	1,045
Sacramento Regional Transit District	5.000%	3/1/22	680	754
Sacramento Regional Transit District	5.000%	3/1/28	1,575	1,735
Sacramento Regional Transit District	5.000%	3/1/29	1,660	1,827
Sacramento Regional Transit District	5.000%	3/1/30	1,875	2,054
Sacramento Regional Transit District	5.000%	3/1/31	1,970	2,158
Saddleback Valley CA Unified School District
GO	4.000%	8/1/20	2,100	2,297
Saddleback Valley CA Unified School District
GO	4.000%	8/1/21	2,240	2,493
Saddleback Valley CA Unified School District
GO	4.000%	8/1/24	2,515	2,852

Saddleback Valley CA Unified School District
GO	4.000%	8/1/26	2,725	3,109
San Bernardino CA City Unified School District
GO	5.000%	8/1/18	2,350	2,479
San Bernardino CA City Unified School District
GO	5.000%	8/1/20 (4)	765	858
San Bernardino CA City Unified School District
GO	5.000%	8/1/21 (4)	1,230	1,411
San Bernardino CA City Unified School District
GO	5.000%	8/1/22 (4)	1,500	1,746
San Bernardino CA City Unified School District
GO	5.000%	8/1/23 (4)	1,100	1,295
San Bernardino CA City Unified School District
GO	5.000%	8/1/24 (4)	1,400	1,641
San Bernardino CA Community College District
GO	0.000%	8/1/23 (4)	2,655	2,238
San Bernardino CA Community College District
GO	5.000%	8/1/24	4,375	5,187
San Bernardino CA Community College District
GO	5.000%	8/1/25	4,550	5,358
San Bernardino CA Community College District
GO	5.000%	8/1/26	4,150	4,868
San Bernardino CA Community College District
GO	0.000%	8/1/29	1,000	626
San Bernardino CA Community College District
GO	5.000%	8/1/29	5,000	5,875
San Bernardino CA Community College District
GO	0.000%	8/1/30	1,100	652
San Bernardino CA Community College District
GO	0.000%	8/1/31	1,000	561
San Bernardino CA Community College District
GO	5.000%	8/1/31	8,370	9,702
San Bernardino CA Community College District
GO	0.000%	8/1/32	1,100	583
San Bernardino CA Community College District
GO	0.000%	8/1/33	1,165	584
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	790	806
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	865	886
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	10,053
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,794
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,670	10,031
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,000	2,314
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	5,000	5,785
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	9,830	11,374
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,380	3,911
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,607
San Diego CA Community College District GO	5.000%	8/1/30	1,250	1,462
San Diego CA Community College District GO	5.000%	8/1/31	1,000	1,162
San Diego CA Community College District GO	5.000%	8/1/32	2,150	2,488
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/17	500	508
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/18	3,260	3,399

San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	5.000%	9/1/20	3,465	3,868
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	1,825	1,985
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	6,000	6,527
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	3,000	3,263
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	2,000	2,187
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/20	9,685	10,874
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	5,000	5,646
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/21	5,000	5,765
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/23	10,000	11,941
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/34	5,000	5,786
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/35	5,000	5,769
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/36	5,000	5,747
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/19 (Prere.)	4,215	4,617
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/19 (Prere.)	5,000	5,491
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	5,355	6,086
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/21	10,000	11,555
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/22	3,200	3,766
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/23	6,120	7,296
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/24	10,010	12,054
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/25	4,000	4,861
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/26	10,680	13,114
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/30	2,000	2,273
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,190	4,762
San Diego CA Redevelopment Agency Tax
Allocation	4.000%	9/1/18	2,950	3,090
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/19	1,000	1,097
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/20	1,000	1,128
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/21	2,000	2,312
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/22	1,000	1,179

San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/23	1,000	1,196
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	9,360
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	10,836
San Diego CA Unified School District GO	5.000%	7/1/21	15,000	17,315
San Diego CA Unified School District GO	5.000%	7/1/22	1,500	1,764
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	15,381
San Diego CA Unified School District GO	5.000%	7/1/23	1,925	2,297
San Diego CA Unified School District GO	4.000%	7/1/24	4,000	4,542
San Diego CA Unified School District GO	5.000%	7/1/24	1,735	2,093
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,851
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	2,062
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	1,000	1,259
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	6,263
San Diego CA Unified School District GO	5.000%	7/1/26	20,000	24,145
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	9,380
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	20,885	26,155
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	6,032
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	5,440
San Diego CA Unified School District GO	5.000%	7/1/28	700	830
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,096
San Diego CA Unified School District GO	5.000%	7/1/29	3,230	3,862
San Diego CA Unified School District GO	5.000%	7/1/29	750	883
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	6,122
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,533
San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,394
San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,060
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,106
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,141
San Diego CA Unified School District GO	4.000%	7/1/35	3,500	3,656
San Diego County CA COP	5.000%	10/15/24	2,115	2,559
San Diego County CA COP	5.000%	10/15/25	5,225	6,256
San Diego County CA COP	5.000%	10/15/26	2,590	3,098
San Diego County CA COP	5.000%	10/15/27	2,000	2,376
San Diego County CA COP	5.000%	10/15/28	1,400	1,648
San Diego County CA COP	5.000%	10/15/29	2,000	2,343
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	4.000%	11/1/17	510	521
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/18	460	489
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/19	480	525
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/22	425	490
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	4.000%	11/1/23	950	1,040
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/24	750	870
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/26	1,145	1,315

San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/28	1,450	1,633
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/30	1,205	1,340
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	3,900	4,345
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	9,981
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	6,000	6,646
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,316
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	2,420	2,607
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,820	5,193
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,285	4,617
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/19 (Prere.)	5,780	6,282
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	11/1/19 (Prere.)	2,000	2,208
San Diego County CA Water Authority Revenue	3.000%	5/1/21	5,000	5,328
San Diego County CA Water Authority Revenue	5.000%	5/1/26	2,065	2,521
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,634
San Diego County CA Water Authority Revenue	5.000%	5/1/32	10,000	11,742
San Diego County CA Water Authority Revenue	5.000%	5/1/35	13,795	15,981
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	7,793
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	8,371
2 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.670%	3/7/17	6,315	6,315
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/28	1,685	2,015
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	6,580	6,966
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/20	1,040	1,173
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	9,560	10,651
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	1,070	1,241
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/27	5,350	6,409
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/28	2,500	2,982
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/29	2,555	2,942
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,800	3,185

San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/31	2,215	2,604
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/32	1,625	1,900
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/33	1,500	1,745
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	2,220	2,594
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	4,070	4,755
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	2,335	2,723
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	4,270	4,979
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	2,450	2,849
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	4,485	5,215
San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,536
San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,375
San Francisco CA City & County COP	4.000%	9/1/32	5,680	5,959
San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,359
San Francisco CA City & County GO	5.000%	6/15/19	1,045	1,141
San Francisco CA City & County GO	5.000%	6/15/20	500	563
San Francisco CA City & County GO	5.000%	6/15/22	2,595	3,002
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,627
San Francisco CA City & County GO	5.000%	6/15/26	3,995	4,713
San Francisco CA City & County GO	5.000%	6/15/27	5,785	6,801
San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,650
San Francisco CA City & County GO	4.000%	6/15/29	4,545	4,977
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18 (4)	1,000	1,048
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	2,000	2,097
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,391
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,391
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	5,610
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	2,865	3,190
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	1,150	1,322
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,748
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,200	1,380
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,150	1,322
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	550	632
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	2,865	3,189
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	1,500	1,753

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	6,000	7,014
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/23	7,400	8,306
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	3,000	3,557
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	5,000	5,928
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/24	5,750	6,478
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	3,000	3,595
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	1,800	2,157
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/25	3,625	4,087
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	6,000	7,264
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	2,050	2,482
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/26	1,580	1,927
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	1,930	2,322
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,500	8,641
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,305	2,628
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,175	2,597
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	8,625	9,413
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	1,755	2,077
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	4,790	5,326
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	1,000	1,174
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	5,030	5,593
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	635	742
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	5,865	7,071
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	1,795	2,164
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/27	1,885	2,256
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/30	13,170	15,011
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	9,495	10,978
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	9,980	11,498
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	10,495	12,031

San Francisco CA City & County Public Utilities
Commission Water Revenue	3.000%	11/1/18	1,400	1,449
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,960	3,269
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,705	2,988
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	10,000	11,045
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	1,000	1,105
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	440	486
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,555	2,822
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19	1,000	1,104
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/20	2,000	2,272
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21	1,100	1,281
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/22	900	1,066
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23	4,175	5,007
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/24	4,500	5,445
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/25	6,000	7,248
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	1,000	1,162
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	7,755	9,212
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/28	10,235	11,824
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	5,355	6,313
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	11,000	12,724
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	6,530	7,495
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	12,685	14,863
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	3,660	3,965
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	10,335	11,774
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	2,000	2,347
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	14,015	15,974
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	5,730	6,542
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,000	1,137
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	3,000	3,501

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,625	3,038
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	6,000	7,056
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	9,000	10,256
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	4,000	4,682
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,685
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	7,000	8,161
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/30	525	564
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/33	680	721
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/17	100	102
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/19	220	239
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/20	130	145
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/21	160	183
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/22	125	145
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/23	120	140
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	440	519
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	860	1,014
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	275	326

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	135	158
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	475
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	476
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	240	279
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	1,405	1,671
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	500	600
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	586
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	593
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	140	160
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	710	835
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	745	870
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	460	518
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	550	639
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	710	820

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	400	449
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	450	511
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	1,000	1,135
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	860	988
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	525	586
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	345	389
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	660	745
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	750	856
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	700	787
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	660	742
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	555	631
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	225	249
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	400	448
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	900	1,008

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	595	674
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	350	390
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	625	697
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	780	880
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,289
San Francisco CA City & County Unified School
District GO	5.000%	6/15/24	1,080	1,298
San Francisco CA City & County Unified School
District GO	5.000%	6/15/27	6,445	7,538
San Francisco CA City & County Unified School
District GO	5.000%	6/15/28	10,170	11,814
San Francisco CA City & County Unified School
District GO	4.000%	6/15/30	2,470	2,563
San Francisco CA City & County Unified School
District GO	5.000%	6/15/31	7,965	8,755
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	5,300	5,560
San Francisco CA Community College District
GO	3.000%	6/15/17	11,380	11,460
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/29	1,585	1,807
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/32	2,170	2,449
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/33	3,025	3,398
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/34	1,640	1,854
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	9,741
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	9,172
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	14,277
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	5,497
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	12,252
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/29	4,375	4,857
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	2,435	2,638
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,043
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,398

San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	3,864
San Jose CA Airport Revenue	5.000%	3/1/26	4,610	5,179
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,150	1,166
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	8,000	8,139
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,410
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,495	2,538
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	5,100	5,188
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.250%	8/1/23 (10)	50	51
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,264
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	16,645
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	11,704
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	632
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	889
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,508
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/17 (14)	600	602
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	4.500%	8/1/21 (2)	1,000	1,014
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.125%	5/1/31	5,000	5,742
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/19	1,000	1,097
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/20	1,000	1,130
4 SAN JUAN CA UNIF SCH DIST ELECTION
2012 N	2.000%	8/1/18	2,850	2,893
4 SAN JUAN CA UNIF SCH DIST ELECTION
2012 N	2.000%	8/1/19	14,365	14,674
4 SAN JUAN CA UNIF SCH DIST ELECTION
2016-SER P	2.000%	8/1/18	6,595	6,694
4 SAN JUAN CA UNIF SCH DIST ELECTION
2016-SER P	2.500%	8/1/19	9,725	10,048
4 SAN JUAN CA UNIF SCH DIST SER 2002-J	2.000%	8/1/18	2,780	2,822
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	7,750
San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	9,009
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/24 (15)	855	980
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/25 (15)	970	1,103
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/26 (15)	500	564

San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/27 (15)	1,070	1,202
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/28 (15)	600	671
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/33 (15)	2,790	3,056
San Marcos CA Unified School District GO	0.000%	8/1/25	2,300	1,790
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	1,230
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	1,177
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	1,393
San Mateo CA Union High School District GO	0.000%	9/1/23 (Prere.)	2,725	2,282
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	725	869
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	1,315	1,575
San Mateo CA Union High School District GO	0.000%	9/1/24	2,665	2,156
San Mateo CA Union High School District GO	5.000%	9/1/30	1,285	1,482
San Mateo CA Union High School District GO	5.000%	9/1/31	715	820
San Mateo CA Union High School District GO	4.000%	9/1/32	3,155	3,371
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	4,294
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	5,084
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	2,341
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	3,182
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/23	1,000	1,183
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,353
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/18 (Prere.)	2,455	2,582
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/19	3,250	3,474
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/20	3,095	3,376
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/21	1,000	1,109
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/22	1,245	1,457
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/23	1,505	1,783
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/33	5,000	5,256
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/20	770	840
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/20	750	844

San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/21	1,000	1,155
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/22	600	674
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/22	750	883
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/23	1,520	1,719
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/23	840	1,004
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/24	750	851
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/24	1,200	1,450
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/25	1,200	1,462
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/31	1,365	1,608
San Mateo-Foster City CA School District GO	4.000%	8/1/19	1,000	1,072
San Mateo-Foster City CA School District GO	4.000%	8/1/34	1,580	1,649
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	6/15/18 (4)	925	962
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/22 (4)	1,000	1,159
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/23 (4)	1,200	1,408
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/27 (4)	1,770	2,047
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/28 (4)	1,860	2,139
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/30 (4)	2,275	2,586
San Rafael CA High School District GO	0.000%	8/1/29 (14)	6,505	4,155
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/25 (2)	1,020	786
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/27 (2)	1,700	1,190
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/28 (2)	1,800	1,190
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/25 (15)	1,520	1,804
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/26 (15)	1,595	1,878
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/27 (15)	1,670	1,944
San Ramon Valley CA Unified School District
GO	4.000%	8/1/32	2,000	2,111
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,695
Santa Ana CA Unified School District GO	0.000%	8/1/31 (14)	3,775	2,206
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,114
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,500	2,819
Santa Clara CA Unified School District GO	5.000%	7/1/21	2,290	2,643
Santa Clara CA Unified School District GO	5.000%	7/1/22	2,060	2,422
Santa Clara CA Unified School District GO	5.000%	7/1/23	2,185	2,607
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,120	3,726

Santa Clara CA Unified School District GO	5.000%	7/1/25	3,595	4,293
Santa Clara CA Unified School District GO	5.000%	7/1/28	3,775	4,206
Santa Clara CA Unified School District GO	5.000%	7/1/29	4,115	4,585
Santa Clara CA Unified School District GO	5.000%	7/1/30	4,405	4,892
Santa Clara CA Unified School District GO	5.000%	7/1/31	4,715	5,236
Santa Clara County CA East Side Union High
School District GO	5.000%	8/1/17	5,410	5,510
Santa Clara County CA East Side Union High
School District GO	5.000%	8/1/18	5,690	6,024
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	11,893
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/18 (Prere.)	10,000	10,511
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/20	4,140	4,640
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/21	5,770	6,629
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/22	6,060	7,097
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/22	4,090	4,790
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/23	4,280	5,083
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/24	6,260	7,515
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/25	6,510	7,891
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/26	6,800	8,195
Santa Clara County CA GO	5.000%	8/1/28	8,830	10,223
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/22	660	777
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/23	375	448
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/24	275	332
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/25	500	571
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/26	550	631
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	525	630
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/30	1,100	1,311
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/17 (Prere.)	4,000	4,016
Santa Clara Valley CA Water District COP	4.000%	6/1/18	520	541
Santa Clara Valley CA Water District COP	4.000%	6/1/19	1,000	1,068
Santa Clara Valley CA Water District COP	5.000%	6/1/20	500	562
Santa Clara Valley CA Water District COP	5.000%	6/1/21	450	519
Santa Clara Valley CA Water District COP	5.000%	6/1/22	430	505
Santa Clara Valley CA Water District COP	5.000%	6/1/23	750	894
Santa Clarita CA Community College District
GO	0.000%	8/1/29 (4)	2,480	1,603
Santa Clarita CA Community College District
GO	5.000%	8/1/32	5,450	6,194

Santa Monica CA Community College District
GO	0.000%	8/1/24	4,500	3,734
Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	8,353
Santa Monica CA Community College District
GO	4.000%	8/1/30	2,000	2,132
Santa Monica CA Community College District
GO	4.000%	8/1/32	2,565	2,693
Santa Monica CA Community College District
GO	4.000%	8/1/33	3,510	3,663
Santa Monica-Malibu CA Unified School District
GO	4.000%	8/1/31	1,600	1,721
Santa Monica-Malibu CA Unified School District
GO	4.000%	8/1/33	1,150	1,218
Santa Rosa CA High School District GO	3.000%	5/1/17	1,110	1,114
Santa Rosa CA High School District GO	4.000%	5/1/18	2,230	2,311
Santa Rosa CA High School District GO	5.000%	5/1/19	2,040	2,210
Santa Rosa CA High School District GO	5.000%	5/1/20	1,150	1,284
Santa Rosa CA Wastewater Revenue	5.000%	9/1/21	1,250	1,448
Santa Rosa CA Wastewater Revenue	5.000%	9/1/22	1,000	1,180
Santa Rosa CA Wastewater Revenue	5.000%	9/1/23	900	1,077
Santa Rosa CA Wastewater Revenue	5.000%	9/1/24	800	966
Santa Rosa CA Wastewater Revenue	5.000%	9/1/25	750	914
Santa Rosa CA Wastewater Revenue	5.000%	9/1/26	750	924
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	7,476
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,259
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,477
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,425	1,603
Santee CA CDC Successor Agency Tax
Allocation Revenue	4.000%	8/1/20	590	638
Santee CA CDC Successor Agency Tax
Allocation Revenue	4.000%	8/1/21	600	656
Santee CA CDC Successor Agency Tax
Allocation Revenue	5.000%	8/1/22	570	656
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	10/1/17	1,915	1,939
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/18	1,960	2,048
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/19	2,040	2,228
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/20 (15)	2,120	2,386
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/20	350	396
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/21	725	841
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/24	1,000	1,211
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/28	1,000	1,187
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/35	1,000	1,150
4 Simi Valley CA Unified School District GO	5.000%	8/1/20	1,500	1,676
4 Simi Valley CA Unified School District GO	5.000%	8/1/21	1,220	1,397
4 Simi Valley CA Unified School District GO	5.000%	8/1/22	1,500	1,752
4 Simi Valley CA Unified School District GO	5.000%	8/1/23	2,500	2,961

4	Simi Valley CA Unified School District GO	5.000%	8/1/24	3,435	4,116
4	Simi Valley CA Unified School District GO	5.000%	8/1/25	2,785	3,370
	Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	2,235
4	Simi Valley CA Unified School District GO	5.000%	8/1/26	2,000	2,445
	Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	2,030
	Solana Beach CA School District Special Tax
	Revenue	5.000%	9/1/29	2,125	2,337
	Solana Beach CA School District Special Tax
	Revenue	5.000%	9/1/32	2,665	2,900
	Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,222
	Solano County CA COP	5.000%	11/1/18 (14)	3,810	3,914
	Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,104
	Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,309
	Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,524
	Sonoma County CA Transportation Authority
	Sales Tax Revenue	5.000%	12/1/20	1,405	1,599
	Sonoma County CA Transportation Authority
	Sales Tax Revenue	5.000%	12/1/22	2,445	2,898
	South Orange County CA Public Financing
	Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,130
	South Orange County CA Public Financing
	Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,403
1,2 South San Francisco CA Unified School District
	GO TOB PUT	0.700%	3/2/17	6,490	6,490
	Southern California Public Power Authority
	Revenue	5.000%	7/1/25	6,735	8,097
	Southern California Public Power Authority
	Revenue	5.000%	7/1/28	10,000	11,131
	Southern California Public Power Authority
	Revenue	5.000%	7/1/29	5,000	5,559
	Southern California Public Power Authority
	Revenue	5.000%	7/1/30	10,750	11,879
	Southern California Public Power Authority
	Revenue (Canyon Power Project)	5.250%	1/1/20 (Prere.)	6,950	7,753
	Southern California Public Power Authority
	Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,403
	Southern California Public Power Authority
	Revenue (Canyon Power Project)	5.000%	7/1/21	1,000	1,150
	Southern California Public Power Authority
	Revenue (Canyon Power Project)	5.000%	7/1/23	4,000	4,614
	Southern California Public Power Authority
	Revenue (Canyon Power Project)	5.000%	7/1/24	2,355	2,714
	Southern California Public Power Authority
	Revenue (Canyon Power Project)	5.000%	7/1/25	1,500	1,727
	Southern California Public Power Authority
	Revenue (Canyon Power Project)	5.000%	7/1/26	1,250	1,435
	Southern California Public Power Authority
	Revenue (Canyon Power Project)	5.000%	7/1/27	1,000	1,148
	Southern California Public Power Authority
	Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	3,896
	Southern California Public Power Authority
	Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,779
	Southern California Public Power Authority
	Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,763
	Southern California Public Power Authority
	Revenue (Milford Wind Corridor Phase I
	Project)	5.000%	7/1/28	5,000	5,492

Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,486
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,101
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,270	6,047
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,777
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,000	8,154
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	3,500	4,106
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	2,000	2,285
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	4,475	5,170
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,343
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/19	1,000	1,095
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/20	1,000	1,128
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/22	900	1,060
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/23	1,300	1,551
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/24	700	843
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/25	805	977
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/26	725	871
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/27	1,315	1,568
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/29	1,500	1,769
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/30	1,120	1,317
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/31	1,470	1,721
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/32	2,410	2,805
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/33	2,325	2,693
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/34	3,400	3,922
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/35	2,840	3,265
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/36	3,000	3,439
Southwestern California Community College
District GO	0.000%	8/1/24	750	605
Southwestern California Community College
District GO	0.000%	8/1/25	1,090	839
Southwestern California Community College
District GO	0.000%	8/1/26	2,000	1,463

Southwestern California Community College
District GO	0.000%	8/1/27	2,000	1,391
Southwestern California Community College
District GO	0.000%	8/1/28	2,535	1,670
Southwestern California Community College
District GO	5.000%	8/1/29	1,000	1,193
Southwestern California Community College
District GO	4.000%	8/1/32	1,000	1,056
Southwestern California Community College
District GO	4.000%	8/1/33	2,150	2,255
Southwestern California Community College
District GO	4.000%	8/1/34	1,750	1,824
Southwestern California Community College
District GO	4.000%	8/1/35	1,500	1,559
St. Helena CA Unified School District GO	0.000%	8/1/27	4,550	3,848
State Center California Community College
District GO	5.000%	8/1/17 (Prere.)	5,880	5,987
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/20 (15)	580	628
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/21 (15)	450	493
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/22 (15)	950	1,047
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/23 (15)	660	728
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/24 (15)	1,025	1,132
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/25 (15)	1,075	1,185
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/26 (15)	1,115	1,225
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/22 (15)	1,000	1,164
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/23 (15)	1,000	1,177
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/24 (15)	1,000	1,186
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/25 (15)	1,250	1,467
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/26 (15)	1,375	1,608
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/27 (15)	1,250	1,450
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.125%	10/1/35	1,000	1,187
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,600	1,828
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/29 (4)	1,500	1,702
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33 (4)	2,890	3,206
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/34 (4)	2,000	2,214
Stockton CA Unified School District GO	3.000%	8/1/17	700	707
Stockton CA Unified School District GO	4.000%	8/1/18	2,500	2,610
Stockton CA Unified School District GO	4.000%	8/1/19	3,470	3,698
Stockton CA Unified School District GO	5.000%	8/1/20	930	1,041

Stockton CA Unified School District GO	5.000%	8/1/21	2,185	2,500
Stockton CA Unified School District GO	5.000%	8/1/22	2,650	3,075
Stockton CA Unified School District GO	5.000%	7/1/23 (4)	1,110	1,289
Stockton CA Unified School District GO	5.000%	8/1/23	2,055	2,412
Stockton CA Unified School District GO	5.000%	7/1/24 (4)	1,350	1,559
Stockton CA Unified School District GO	5.000%	8/1/28 (15)	1,000	1,152
Stockton CA Unified School District GO	5.000%	8/1/29 (15)	600	687
Stockton CA Unified School District GO	4.000%	8/1/30 (4)	1,960	2,077
Stockton CA Unified School District GO	5.000%	8/1/30 (15)	1,555	1,770
Stockton CA Unified School District GO	5.000%	8/1/31 (15)	1,875	2,127
Stockton CA Unified School District GO	5.000%	8/1/32 (15)	2,060	2,325
Stockton CA Unified School District GO	5.000%	8/1/33 (15)	2,250	2,528
Stockton CA Unified School District GO	5.000%	8/1/34 (15)	2,105	2,357
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/23 (15)	1,015	1,196
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,175
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/26 (15)	1,200	1,405
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,245	1,445
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,280	1,477
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/29 (15)	2,255	2,585
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/30 (15)	1,000	1,141
Sweetwater CA Unified School District GO	5.000%	8/1/23 (15)	1,000	1,177
Sweetwater CA Unified School District GO	5.000%	8/1/24 (15)	1,000	1,188
Sweetwater CA Unified School District GO	5.000%	8/1/27 (15)	7,000	8,184
Sweetwater CA Unified School District GO	5.000%	8/1/28 (15)	8,000	9,298
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/24	100	120
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/25	200	243
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/26	330	405
Temecula Valley CA Unified School District GO	0.000%	8/1/32 (15)	2,000	1,911
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/17	275	278
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/18	350	365
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/19	250	272
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/20	250	280
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/21	900	1,029
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	400	469
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	400	473
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	960	1,143
Tuolumne CA Wind Project Authority Revenue	5.250%	1/1/19 (Prere.)	5,115	5,518
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	2,105	2,335
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	1,620	1,797
Turlock CA Irrigation District Revenue	5.000%	1/1/21	2,185	2,408
Turlock CA Irrigation District Revenue	5.000%	1/1/22	3,310	3,644
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,897

Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	7,192
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,655
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/22	1,390	1,578
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/23	750	858
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/24	760	872
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/25	2,820	3,248
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/26	2,300	2,633
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/27	3,915	4,454
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/29	3,640	4,085
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/30	3,500	3,910
Twin Rivers CA Unified School District GO	4.000%	8/1/17	275	279
Twin Rivers CA Unified School District GO	4.000%	8/1/17	300	304
Twin Rivers CA Unified School District GO	4.000%	8/1/18	600	626
Twin Rivers CA Unified School District GO	4.000%	8/1/18	625	652
Twin Rivers CA Unified School District GO	5.000%	8/1/19	600	655
Twin Rivers CA Unified School District GO	5.000%	8/1/19	1,645	1,795
Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	750	841
Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	475	532
Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	850	976
Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	550	631
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	625	726
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	500	580
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/31	1,820	2,094
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/32	1,360	1,556
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/33	3,000	3,412
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/35	1,250	1,411
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/36	1,000	1,125
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/24	6,000	7,172
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/25	10,000	11,201
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/26	10,000	11,198
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/28	5,000	5,931
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/29	5,000	5,881
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/30	3,000	3,504

University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/32	8,440	9,746
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/33	12,105	13,894
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/34	14,000	15,997
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/35	10,125	11,526
University of California Regents Medical Center
Pooled Revenue	4.500%	5/15/36	10,000	10,749
University of California Regents Medical Center
Revenue	5.000%	5/15/32	14,940	17,095
University of California Regents Medical Center
Revenue	5.000%	5/15/33	5,000	5,700
University of California Revenue	5.000%	5/15/17	4,000	4,038
University of California Revenue	5.000%	5/15/19	15,815	17,199
University of California Revenue	5.000%	5/15/19	5,250	5,713
University of California Revenue	5.750%	5/15/19 (Prere.)	3,000	3,311
University of California Revenue	5.000%	5/15/20	8,250	9,254
University of California Revenue	5.000%	5/15/20	4,360	4,895
University of California Revenue	5.000%	5/15/21	3,000	3,458
University of California Revenue	5.000%	5/15/22	5,420	6,185
University of California Revenue	5.000%	5/15/23	1,865	2,223
University of California Revenue	5.000%	5/15/24	5,000	6,010
University of California Revenue	5.000%	5/15/25	9,030	10,880
University of California Revenue	5.000%	5/15/25	2,400	2,910
University of California Revenue	5.000%	5/15/27	10,900	12,362
University of California Revenue	5.000%	5/15/27	7,000	8,371
University of California Revenue	5.000%	5/15/28	11,680	13,231
University of California Revenue	5.000%	5/15/28	7,080	8,357
University of California Revenue	5.000%	5/15/28	9,075	10,770
University of California Revenue	5.000%	5/15/30	1,400	1,622
University of California Revenue	5.000%	5/15/30	1,000	1,183
University of California Revenue	5.000%	5/15/31	2,290	2,663
University of California Revenue	5.000%	5/15/32	14,020	16,048
University of California Revenue	5.000%	5/15/32	4,000	4,682
University of California Revenue	5.250%	5/15/32	5,000	5,902
University of California Revenue	5.000%	5/15/33	6,995	8,100
University of California Revenue	5.000%	5/15/33	10,110	11,581
University of California Revenue	5.000%	5/15/33	15,240	17,457
University of California Revenue	5.000%	5/15/33	5,000	5,821
University of California Revenue	5.000%	5/15/34	15,900	18,154
University of California Revenue	5.000%	5/15/34	3,915	4,538
University of California Revenue	5.000%	5/15/35	1,835	2,119
University of California Revenue	5.000%	5/15/36	5,425	6,245
University of California Revenue PUT	1.400%	5/15/21	4,300	4,260
University of California Revenue PUT	5.000%	5/15/23	52,095	61,636
University of California Revenue VRDO	0.610%	3/7/17	22,000	22,000
Upland CA Community Facilities District No.
2003-2 Improvement Area No. 1 Special Tax
Revenue	5.000%	9/1/31	1,110	1,213
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/22	600	695
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	575	671
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,325	1,556

Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,390	1,614
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,460	1,683
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/27	1,200	1,374
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,200	1,363
Ventura County CA Community College District
GO	5.000%	8/1/25	1,915	2,196
Ventura County CA Community College District
GO	5.000%	8/1/27	2,205	2,527
Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	10,165
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,393
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	1,000	1,142
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,288
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,416
Vista CA Joint Powers Financing Authority
Revenue	4.000%	5/1/18	300	310
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/20	500	555
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/21	325	369
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/22	400	461
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/35	5,975	6,905
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/18 (4)	400	423
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/19 (4)	300	327
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	275	307
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	265	302
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	335	388
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	400	468
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	585	689
Vista CA Unified School District GO	5.000%	8/1/24	5,000	5,800
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,171
Walnut Valley CA Unified School District GO	5.000%	8/1/23	250	298
Walnut Valley CA Unified School District GO	5.000%	8/1/24	350	421
Washington Township CA Health Care District
GO	5.000%	8/1/23	170	201
Washington Township CA Health Care District
GO	4.000%	8/1/24	625	702
Washington Township CA Health Care District
GO	5.000%	8/1/25	1,425	1,713

Washington Township CA Health Care District
GO	5.000%	8/1/26	1,395	1,688
Washington Township CA Health Care District
Revenue	5.000%	7/1/17	760	770
Washington Township CA Health Care District
Revenue	4.000%	7/1/18	325	335
Washington Township CA Health Care District
Revenue	5.000%	7/1/19	500	537
Washington Township CA Health Care District
Revenue	4.000%	7/1/20	375	399
Washington Township CA Health Care District
Revenue	5.000%	7/1/21	350	391
Washington Township CA Health Care District
Revenue	5.000%	7/1/22	725	817
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	400	453
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	750	854
Washington Township CA Health Care District
Revenue	5.000%	7/1/25	775	884
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	900	1,013
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,077
West Basin CA Municipal Water District
Revenue	5.000%	8/1/22	2,000	2,352
West Contra Costa CA Unified School District
GO	4.000%	8/1/17	850	862
West Contra Costa CA Unified School District
GO	5.000%	8/1/18	1,000	1,058
West Contra Costa CA Unified School District
GO	5.000%	8/1/20	250	281
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	6,492
West Contra Costa CA Unified School District
GO	0.000%	8/1/28 (14)	6,400	4,161
West Contra Costa CA Unified School District
GO	5.000%	8/1/30	3,425	3,949
West Contra Costa CA Unified School District
GO	5.000%	8/1/31	5,690	6,512
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	1,825	2,098
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	5,560	6,331
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,650	1,356
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	1,020	1,162
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	915	1,042
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	3,265	3,697
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	1,070	1,213
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	2,010	2,278

West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,000	1,130
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,400	1,583
West Contra Costa CA USD	0.000%	8/1/30 (3)	6,235	3,663
West Valley-Mission CA Community College
District GO	5.000%	8/1/30 (4)	215	216
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,350	2,355
Western Placer CA Unified School District COP	3.000%	8/1/21 (4)	500	529
Western Placer CA Unified School District COP	3.000%	8/1/23 (4)	600	631
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	750	861
Westlands CA Water District Revenue	5.000%	9/1/22 (4)	750	873
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,160
Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,435
William S. Hart Union High School District
California GO	5.000%	9/1/25	1,735	2,010
William S. Hart Union High School District
California GO	5.000%	9/1/26	1,085	1,259
William S. Hart Union High School District
California GO	5.000%	9/1/27	1,500	1,731
William S. Hart Union High School District
California GO	0.000%	8/1/34 (4)	3,880	1,884
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/18	500	531
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/19	1,020	1,114
				11,468,336
Guam (0.3%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	750	818
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,125	1,245
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	1,500	1,676
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	540	592
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/21	400	443
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/22	500	559
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/28	2,115	2,315
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	5,035	5,523
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	4,000	4,364
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/35	4,450	4,766
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/36	1,450	1,536
Guam Power Authority Revenue	5.000%	10/1/22	1,605	1,790
Guam Power Authority Revenue	5.000%	10/1/26	1,810	1,995
Guam Power Authority Revenue	5.000%	10/1/30	1,470	1,583
				29,205

Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,424
Total Investments (100.1%) (Cost $11,222,643)				11,498,965
Other Assets and Liabilities-Net (-0.1%)				(11,803)
Net Assets (100%)				11,487,162

1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $119,992,000, representing 1.0% of net assets.
3 Securities with a value of $1,268,000 have been segregated as initial margin for open futures contracts.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2017.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.

California Intermediate-Term Tax-Exempt Fund

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.). (18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,498,965	—
Futures Contracts—Assets[1]	221	—	—
Futures Contracts—Liabilities[1]	(355)	—	—
Total	(134)	11,498,965	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 28, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2017	2,120	458,781	(114)
5-Year U.S. Treasury Note	June 2017	860	101,225	190
10-Year U.S. Treasury Note	June 2017	(1,249)	(155,598)	154
Ultra 10-Year U.S. Treasury Note	June 2017	(292)	(39,110)	(160)
				70

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2017, the cost of investment securities for tax purposes was $11,222,734,000. Net unrealized appreciation of investment securities for tax purposes was $276,231,000, consisting of unrealized gains of $367,040,000 on securities that had risen in value since their purchase and $90,809,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:		/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	April 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS
By:		/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:	April 17, 2017
VANGUARD CALIFORNIA TAX-FREE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:	April 17, 2017

* By:/s/ ANNE E. ROBINSON

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548, Incorporated by Reference.